UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2010

                   Date of reporting period: February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
US TREASURY SECURITIES: 99.05%
US TREASURY BONDS: 60.70%
$  4,275,727   US TREASURY BOND - INFLATION PROTECTED                              1.25%         04/15/2014    $   4,453,435
   3,775,655   US TREASURY BOND - INFLATION PROTECTED                              1.38          07/15/2018        3,807,216
   4,097,708   US TREASURY BOND - INFLATION PROTECTED                              1.63          01/15/2018        4,225,762
   4,123,480   US TREASURY BOND - INFLATION PROTECTED                              1.75          01/15/2028        3,917,949
   5,123,988   US TREASURY BOND - INFLATION PROTECTED                              1.88          07/15/2015        5,453,845
   4,359,350   US TREASURY BOND - INFLATION PROTECTED                              1.88          07/15/2019        4,540,877
   5,596,793   US TREASURY BOND - INFLATION PROTECTED                              2.00          07/15/2014        5,988,569
   5,391,536   US TREASURY BOND - INFLATION PROTECTED                              2.00          01/15/2016        5,754,623
   5,048,784   US TREASURY BOND - INFLATION PROTECTED                              2.00          01/15/2026        5,036,162
   4,088,902   US TREASURY BOND - INFLATION PROTECTED                              2.13          01/15/2019        4,349,889
     984,133   US TREASURY BOND - INFLATION PROTECTED                              2.13          02/15/2040          985,367
   4,337,145   US TREASURY BOND - INFLATION PROTECTED                              2.38          01/15/2017        4,713,934
   7,848,114   US TREASURY BOND - INFLATION PROTECTED<<                            2.38          01/15/2025        8,239,295
   4,326,436   US TREASURY BOND - INFLATION PROTECTED                              2.38          01/15/2027        4,519,776
   4,032,579   US TREASURY BOND - INFLATION PROTECTED                              2.63          07/15/2017        4,465,766
   1,654,698   US TREASURY BOND - INFLATION PROTECTED                              3.38          04/15/2032        2,018,603
   5,354,353   US TREASURY BOND - INFLATION PROTECTED<<                            3.63          04/15/2028        6,554,900
   5,872,194   US TREASURY BOND - INFLATION PROTECTED                              3.88          04/15/2029        7,474,199
                                                                                                                  86,500,167
                                                                                                               -------------
US TREASURY NOTES: 38.35%
   4,173,849   US TREASURY NOTE - INFLATION PROTECTED                              0.63          04/15/2013        4,279,497
   2,646,529   US TREASURY NOTE - INFLATION PROTECTED                              1.38          01/15/2020        2,626,267
   5,966,131   US TREASURY NOTE - INFLATION PROTECTED                              1.63          01/15/2015        6,264,902
   5,297,204   US TREASURY NOTE - INFLATION PROTECTED                              1.88          07/15/2013        5,634,488
   4,209,188   US TREASURY NOTE - INFLATION PROTECTED                              2.00          04/15/2012        4,424,909
   6,568,600   US TREASURY NOTE - INFLATION PROTECTED                              2.00          01/15/2014        7,010,443
   5,157,357   US TREASURY NOTE - INFLATION PROTECTED                              2.38          04/15/2011        5,340,686
   5,042,127   US TREASURY NOTE - INFLATION PROTECTED                              2.50          07/15/2016        5,542,008
   3,862,579   US TREASURY NOTE - INFLATION PROTECTED                              2.50          01/15/2029        4,096,447
   7,002,588   US TREASURY NOTE - INFLATION PROTECTED                              3.00          07/15/2012        7,578,117
   1,720,994   US TREASURY NOTE - INFLATION PROTECTED                              3.38          01/15/2012        1,850,875
          83   US TREASURY NOTE - INFLATION PROTECTED                              3.50          01/15/2011               87
                                                                                                                  54,648,726
                                                                                                               -------------
TOTAL US TREASURY SECURITIES (COST $136,459,295)                                                                 141,148,893
                                                                                                               -------------

   SHARES                                                                                          YIELD
------------                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 9.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.43%
     608,622   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                            0.11%                             608,622
                                                                                                               -------------

  PRINCIPAL                                                                    INTEREST RATE
------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.71%
$     15,216   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25%         03/02/2010    $      15,215
      60,862   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25          03/03/2010           60,862
      45,647   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/04/2010           45,645
      38,039   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/05/2010           38,037
      72,274   ANGLO IRISH BANK CORPORATION++                                      0.25          03/03/2010           72,272
       8,369   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          03/05/2010            8,368
      76,078   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          03/08/2010           76,074
      45,647   ASB BANK++                                                          0.17          03/08/2010           45,645
     129,332   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.20          03/03/2010          129,329
      91,293   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.22          03/15/2010           91,284
     220,625   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN
                  ISLANDS)                                                         0.10          03/01/2010          220,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    791,208   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $791,216)             0.12%         03/01/2010    $     791,208
      76,078   BANK OF IRELAND                                                     0.50          03/02/2010           76,078
     228,233   BARTON CAPITAL CORPORATION++(p)                                     0.17          03/02/2010          228,230
       7,608   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/03/2010            7,608
       7,608   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/04/2010            7,607
      21,302   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/05/2010           21,301
      15,216   BELMONT FUNDING LLC++(p)                                            0.35          03/03/2010           15,215
     791,208   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $791,216)                                        0.12          03/01/2010          791,208
     239,645   BPCE SA++                                                           0.20          03/12/2010          239,627
     231,048   BTM CAPITAL CORPORATION++                                           0.20          03/04/2010          231,042
       8,369   CALCASIEU PARISH LA+/-ss                                            0.31          12/01/2027            8,369
     182,586   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.14          11/01/2026          182,586
      24,345   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.26          06/01/2028           24,345
     209,214   CALYON (NEW YORK)                                                   0.25          03/18/2010          209,221
     197,802   CANCARA ASSET SECURITIZATION LIMITED++(p)                           0.20          03/12/2010          197,788
      20,180   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.23          10/01/2038           20,180
      38,039   COOK COUNTY IL+/-ss                                                 0.23          11/01/2030           38,039
     213,018   DANSKE BANK A/S COPENHAGEN                                          0.20          03/02/2010          213,018
     129,332   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.31          12/15/2037          129,332
      66,948   DEXIA BANK (GRAND CAYMAN)                                           0.22          03/05/2010           66,948
      83,685   DEXIA DELAWARE LLC                                                  0.22          03/01/2010           83,684
      83,685   DEXIA DELAWARE LLC                                                  0.22          03/04/2010           83,683
     201,606   ENI COORDINATION CENTER SA++                                        0.18          03/03/2010          201,602
      83,685   FORTIS BANK NV SA                                                   0.18          03/01/2010           83,685
      34,235   FORTIS BANK NV SA                                                   0.18          03/03/2010           34,235
      62,764   FORTIS BANK NV SA                                                   0.18          03/04/2010           62,764
      60,862   GDF SUEZ++                                                          0.17          03/01/2010           60,862
      76,078   GDF SUEZ++                                                          0.17          03/02/2010           76,077
      38,039   GDF SUEZ++                                                          0.18          03/16/2010           38,036
      53,254   GDF SUEZ++                                                          0.18          03/17/2010           53,250
     541,445   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $541,450)             0.12          03/01/2010          541,445
     243,449   GOTHAM FUNDING CORPORATION++(p)                                     0.17          03/01/2010          243,446
     152,155   GRAMPIAN FUNDING LLC++(p)                                           0.23          03/12/2010          152,143
     749,880   GRYPHON FUNDING LIMITED(a)(i)                                       0.00          08/05/2010          306,851
     106,509   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          05/01/2023          106,509
      77,219   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          07/01/2034           77,219
     125,072   HAMILTON COUNTY OH HOSPITALS+/-ss                                   0.16          05/15/2037          125,072
      12,553   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.23          11/01/2042           12,553
      61,623   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.19          05/15/2034           61,623
      21,758   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.22          07/01/2029           21,758
      15,216   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.23          01/01/2018           15,216
      22,823   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.23          04/15/2025           22,823
     243,449   KOCH RESOURCES LLC++                                                0.17          03/02/2010          243,445
     243,449   LLOYDS TSB BANK PLC                                                 0.17          03/04/2010          243,449
      25,106   LMA AMERICAS LLC++(p)                                               0.17          03/05/2010           25,105
     188,673   MASSACHUSETTS HEFA+/-ss                                             0.19          10/01/2034          188,673
     243,449   METLIFE SHORT TERM FUND++(p)                                        0.19          03/12/2010          243,432
      20,883   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.16          02/01/2036           20,883
     760,777   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $760,782)             0.08          03/01/2010          760,777
      19,780   NATIONWIDE BUILDING SOCIETY++                                       0.18          03/15/2010           19,779
     243,449   NATIXIS                                                             0.21          03/18/2010          243,449
      15,216   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.23          01/01/2018           15,216
     167,371   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.17          07/01/2034          167,371
     152,155   NEWPORT BEACH CA REVENUE+/-ss                                       0.19          12/01/2040          152,155
       4,184   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/05/2010            4,184
      15,216   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/16/2010           15,214
      34,197   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.22          01/01/2034           34,197
      38,039   REGENCY MARKETS #1 LLC++(p)                                         0.16          03/05/2010           38,038

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    190,194   REGENCY MARKETS #1 LLC++(p)                                         0.18%         03/17/2010    $     190,177
     243,449   RHEIN-MAIN SECURITIZATION LIMITED++(p)                              0.18          03/05/2010          243,441
     102,705   RHEINGOLD SECURITISATION LIMITED++(p)                               0.20          03/10/2010          102,699
     213,018   ROYAL BANK OF SCOTLAND                                              0.20          03/18/2010          213,018
     213,018   SANPAOLO IMI BANK (NEW YORK)                                        0.17          03/01/2010          213,018
       7,608   SOCIETE GENERALE NORTH AMERICA                                      0.17          03/04/2010            7,608
     152,155   SOCIETE GENERALE NORTH AMERICA                                      0.19          03/18/2010          152,140
     129,332   SURREY FUNDING CORPORATION++(p)                                     0.18          03/19/2010          129,319
      98,901   TASMAN FUNDING INCORPORATED++(p)                                    0.20          03/15/2010           98,892
      50,211   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.14          07/01/2032           50,211
     121,724   UBS AG (STAMFORD CT)                                                0.15          03/09/2010          121,723
     243,449   UNICREDITO ITALIANO (NEW YORK)                                      0.22          03/10/2010          243,449
      22,823   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.21          12/15/2040           22,823
   2,319,691   VFNC CORPORATION+++/-(a)(i)                                         0.23          09/30/2010        1,206,239
     243,449   WINDMILL FUNDING CORPORATION++(p)                                   0.17          03/03/2010          243,440
                                                                                                                  12,420,406
                                                                                                               -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,784,819)                                                        13,029,028
                                                                                                               -------------

   SHARES                                                                                          YIELD
------------                                                                                   -------------
SHORT-TERM INVESTMENTS: 1.27%
MUTUAL FUNDS 1.27%
   1,809,994   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                     0.08%                           1,809,994
                                                                                                               -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,809,994)                                                                     1,809,994
                                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $151,054,108)*                                               109.46%                                  $ 155,987,915
OTHER ASSETS AND LIABILITIES, NET                                      (9.46)                                    (13,477,174)
                                                                      ------                                   -------------
TOTAL NET ASSETS                                                      100.00%                                  $ 142,510,741
                                                                      ------                                   -------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,809,994.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $151,574,965 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $5,079,690
GROSS UNREALIZED DEPRECIATION     (666,740)
                                ----------
NET UNREALIZED APPRECIATION     $4,412,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 13.53%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.56%
$      9,981   FHLMC #410425+/-                                                    3.13%         09/01/2026    $      10,215
      51,842   FHLMC #606279+/-                                                    2.25          02/01/2015           52,017
      31,735   FHLMC #846367+/-                                                    3.14          04/01/2029           32,580
     974,771   FHLMC #A15838                                                       5.50          12/01/2033        1,034,486
   2,006,347   FHLMC #A16678                                                       5.50          12/01/2033        2,129,258
   6,585,471   FHLMC #E01653                                                       4.50          06/01/2019        6,916,745
     577,381   FHLMC #E90248                                                       6.00          06/01/2017          625,483
     538,693   FHLMC #E90573                                                       6.00          07/01/2017          584,439
                                                                                                                  11,385,223
                                                                                                               -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 8.28%
       9,794   FNMA #342042+/-                                                     2.80          06/01/2025           10,000
      20,483   FNMA #344692+/-                                                     2.32          10/01/2025           20,484
      36,964   FNMA #347712+/-                                                     3.13          06/01/2026           38,042
     213,607   FNMA #557072+/-                                                     1.88          06/01/2040          213,437
     668,677   FNMA #656566                                                        5.50          04/01/2018          719,590
   1,643,214   FNMA #678939                                                        5.50          02/01/2018        1,766,274
     243,368   FNMA #701350                                                        5.50          04/01/2018          261,594
   2,035,381   FNMA #725772                                                        5.00          09/01/2034        2,120,113
   1,330,592   FNMA #731996+/-                                                     2.75          09/01/2033        1,366,900
   1,286,604   FNMA #739757+/-                                                     2.27          08/01/2033        1,331,526
     923,152   FNMA #741458+/-                                                     2.10          10/01/2033          932,168
     405,604   FNMA #783245+/-                                                     1.68          04/01/2034          405,404
   1,283,605   FNMA #783251+/-                                                     1.68          04/01/2044        1,282,865
   4,788,770   FNMA #789463+/-                                                     2.21          06/01/2034        4,922,741
   2,558,502   FNMA #834933+/-                                                     5.02          07/01/2035        2,626,000
   5,000,000   FNMA #874331                                                        5.07          02/01/2012        5,286,979
   5,043,188   FNMA #880156                                                        5.50          02/01/2036        5,305,647
   1,009,050   FNMA #AA3274                                                        5.50          02/01/2039        1,063,771
   6,683,598   FNMA #AD0193                                                        5.28          08/01/2019        7,098,597
                                                                                                                  36,772,132
                                                                                                               -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.69%
     106,748   GNMA #345066                                                        6.50          10/15/2023          114,781
      67,093   GNMA #346960                                                        6.50          12/15/2023           72,141
      67,375   GNMA #354692                                                        6.50          11/15/2023           72,445
     131,715   GNMA #361398                                                        6.50          01/15/2024          142,494
      58,434   GNMA #366641                                                        6.50          11/15/2023           62,831
      72,922   GNMA #473918                                                        7.00          04/15/2028           81,382
     409,546   GNMA #531436                                                        7.00          06/15/2042          418,884
       8,670   GNMA #531965                                                        7.72          12/15/2041            9,414
   3,090,887   GNMA #714610                                                        5.46          05/20/2059        3,333,831
   4,119,674   GNMA #721379                                                        5.65          06/20/2059        4,479,733
   2,064,685   GNMA #721557                                                        5.63          06/20/2059        2,238,325
     513,980   GNMA #721558                                                        5.63          08/20/2059          559,159
     300,251   GNMA #780626                                                        7.00          08/15/2027          334,604
                                                                                                                  11,920,024
                                                                                                               -------------
TOTAL AGENCY SECURITIES (COST $57,492,213)                                                                        60,077,379
                                                                                                               -------------
ASSET BACKED SECURITIES: 7.33%
   2,935,849   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                 6.60          02/25/2032        2,840,774
   3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS
                  A6                                                               6.27          06/25/2037        3,198,312
   5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-            0.34          10/25/2025        4,938,744
   3,187,804   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6       5.83          07/25/2034        1,477,583
   1,339,197   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS A6       5.78          05/25/2037          683,990
   1,034,737   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-         0.46          12/15/2035          381,223

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
ASSET BACKED SECURITIES (continued)
$    371,530   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
                  A1VN+/-                                                          0.45%         08/25/2035    $     162,834
     838,190   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8             6.86          07/15/2029          834,343
     257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                           0.57          01/25/2035          233,715
   2,232,453   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                  CLASS A1+/-                                                      0.50          01/20/2035        2,091,621
   1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-          0.53          07/20/2036          918,607
   2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-          1.38          11/20/2036        1,538,802
   3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-(i)           0.97          11/25/2036        1,984,740
   3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-               0.33          06/27/2025        3,077,110
   5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                  AIO(c)                                                           6.00          08/25/2011          338,000
   2,145,973   RAAC SERIES 2007-RP4 CLASS A+/-++(i)                                0.58          11/25/2046        1,148,268
   2,796,591   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+/-++                 0.70          12/15/2032        2,652,257
   3,501,016   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                    0.30          09/15/2020        3,388,527
   1,825,575   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
                  CLASS A+/-++(l)                                                  0.36          07/25/2037          648,645
TOTAL ASSET BACKED SECURITIES (COST $42,016,072)                                                                  32,538,095
                                                                                                               -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.85%
   3,901,010   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-           0.44          06/25/2037        2,117,273
   4,000,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-6 CLASS A4+/-                                               5.18          09/10/2047        4,151,904
   3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2005-CD1 CLASS A4+/-                                             5.22          07/15/2044        3,526,713
   1,461,742   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-      1.86          08/25/2035          809,697
   1,364,426   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                    6.50          11/25/2034        1,210,928
   3,272,576   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++               0.59          03/25/2035        2,566,196
   2,554,735   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                 0.63          09/25/2035        2,151,291
   1,958,353   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                 0.43          04/25/2046          992,314
   1,428,003   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-AR5 CLASS 10A1+/-                                    2.96          06/25/2034        1,267,037
   2,000,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                  CLASS AAB                                                        5.34          02/15/2040        1,952,548
   2,086,228   FHLMC SERIES 2416 CLASS PE                                          6.00          10/15/2021        2,204,430
     554,232   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6       7.99          09/25/2029          554,232
   2,017,294   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A       7.50          09/25/2043        2,232,262
     450,088   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                          7.00          12/25/2041          490,455
   2,162,198   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                         6.00          11/25/2043        2,326,052
   2,854,742   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                          6.00          02/25/2044        3,071,077
       5,903   FNMA SERIES 1988-5 CLASS Z                                          9.20          03/25/2018            6,262
     906,152   FNMA SERIES 2002-90 CLASS A2                                        6.50          11/25/2042          978,644
   1,846,993   FNMA SERIES 2003-86 CLASS PT                                        4.50          09/25/2018        1,950,401
   3,352,469   FNMA SERIES 2003-97 CLASS CA                                        5.00          10/25/2018        3,573,341
     747,935   FNMA SERIES 2003-W4 CLASS 3A                                        7.00          10/25/2042          788,838
     459,723   FNMA SERIES 2004-W1 CLASS 2A2                                       7.00          12/25/2033          500,954
   3,225,000   FNMA SERIES 2006-M2 CLASS A2F                                       5.26          05/25/2020        3,454,396
   4,241,603   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                             6.25          05/25/2042        4,577,114
   2,545,272   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                           7.00          05/25/2044        2,748,099
   1,238,604   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                             7.50          06/25/2044        1,400,009
  10,610,624   GNMA SERIES 2003-38 CLASS JC                                        7.00          08/16/2042       11,964,014
      54,069   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-         0.57          01/19/2035           33,499
   2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP7 CLASS ASB+/-                                    5.87          04/15/2045        2,854,933
   2,877,345   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                           6.30          05/25/2037        1,076,516
     351,148   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                          0.55          05/25/2037            8,457
      35,537   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                       9.95          08/01/2017           39,168
   2,200,000   MERRILL LYNCH MORTGAGE TRUST                                        5.76          08/12/2043        2,292,321
   2,081,943   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1++       6.50          10/25/2034        1,957,027
     840,760   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                        0.63          10/20/2027          720,897
     189,643   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2003-P10A CLASS 1                                         4.52          02/10/2013          197,725

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,009,120   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                  SERIES 2006-20H CLASS 1                                          5.70%         08/01/2026    $   1,101,218
   2,828,176   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
                  A1+/-++                                                          0.51          05/25/2047        2,128,768
   4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS
                  A4(l)                                                            4.85          10/15/2041        4,119,948
   3,138,449   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST SERIES
               2007-SL3 CLASS A1++                                                 5.94          03/23/2045        2,908,244
   1,047,284   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2005-AR6 CLASS 2A1A+/-                                              0.46          04/25/2045          788,557
   4,148,222   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2005-C3 CLASS A4+/-                                                 3.34          07/25/2047        2,088,793
   2,361,084   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR3 CLASS A1A+/-                                               1.47          02/25/2046        1,608,442
   1,706,427   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR4 CLASS DA+/-                                             1.45          06/25/2046          666,418
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $97,952,972)                                                      88,157,412
                                                                                                               -------------
CORPORATE BONDS & NOTES: 27.71%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.15%
     675,000   PHILLIPS-VAN HEUSEN                                                 7.75          11/15/2023          677,141
                                                                                                               -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.60%
   2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                5.85          03/01/2014        2,682,530
                                                                                                               -------------
BUSINESS SERVICES: 0.80%
   1,000,000   FISERV INCORPORATED                                                 6.13          11/20/2012        1,098,089
     150,000   SUNGARD DATA SYSTEMS INCORPORATED                                   4.88          01/15/2014          140,063
   2,120,000   THOMPSON CORPORATION                                                6.20          01/05/2012        2,295,320
                                                                                                                   3,533,472
                                                                                                               -------------
CHEMICALS & ALLIED PRODUCTS: 0.36%
   1,500,000   VALSPAR CORPORATION                                                 5.10          08/01/2015        1,592,102
                                                                                                               -------------
COMMUNICATIONS: 0.15%
     150,000   L-3 COMMUNICATIONS CORPORATION                                      6.38          10/15/2015          152,438
     545,000   LAMAR MEDIA CORPORATION                                             6.63          08/15/2015          520,475
                                                                                                                     672,913
                                                                                                               -------------
DEPOSITORY INSTITUTIONS: 5.44%
   2,100,000   BAC CAPITAL TRUST XIV                                               5.63          12/31/2049        1,470,000
   6,839,000   BANK AMERICA CAPITAL III+/-                                         0.82          01/15/2027        4,618,637
   2,000,000   BB&T CAPITAL TRUST IV                                               6.82          06/12/2077        1,750,000
   2,000,000   CHASE CAPITAL VI+/-                                                 0.87          08/01/2028        1,436,444
   1,685,000   CITIGROUP INCORPORATED                                              6.13          11/21/2017        1,704,453
   2,000,000   CITY NATIONAL BANK                                                  6.75          09/01/2011        2,092,404
   1,978,000   COLONIAL BANK NA MONTGOMERY AL####                                  6.38          12/01/2015            1,978
     750,000   CORESTATES CAPITAL TRUST II+/-++                                    0.90          01/15/2027          469,562
   1,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII++                           5.63          01/29/2049          981,250
     500,000   FIRST CITIZENS BANCORP++(i)                                         6.80          04/01/2015          446,674
   2,100,000   HSBC CAPITAL FUNDING LP++                                           4.61          12/31/2049        1,855,732
   1,000,000   JPMORGAN CHASE CAPITAL XVIII                                        6.95          08/01/2066          976,308
   2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                           1.23          04/01/2027        1,840,514
     500,000   NATIONAL CITY BANK CLEVELAND OH+/-                                  0.63          06/07/2017          444,607
     450,000   NTC CAPITAL TRUST SERIES A+/-                                       0.77          01/15/2027          328,692
   2,875,000   TCF NATIONAL BANK+/-                                                1.88          06/15/2014        2,127,500
   1,950,000   UBS PREFERRED  FUNDING TRUST V SERIES 1                             6.24          05/29/2049        1,618,500
                                                                                                                  24,163,255
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
EDUCATIONAL SERVICES: 1.09%
$  1,000,000   DARTMOUTH COLLEGE                                                   4.75%         06/01/2019    $   1,044,060
   2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                               7.25          11/02/2096        2,729,103
   1,000,000   PEPPERDINE UNIVERSITY                                               5.45          08/01/2019        1,053,360
                                                                                                                   4,826,523
                                                                                                               -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.02%
   1,000,000   CENTRAL MAINE POWER COMPANY++                                       5.70          06/01/2019        1,067,015
   1,000,000   CONNECTICUT LIGHT & POWER                                           5.38          03/01/2017        1,064,777
   1,600,000   DUKE ENERGY FIELD SERVICES LLC                                      7.88          08/16/2010        1,650,264
   2,270,993   GREAT RIVER ENERGY++                                                5.83          07/01/2017        2,533,974
     750,000   NGPL PIPECO LLC++                                                   6.51          12/15/2012          826,674
   1,365,000   PEOPLES ENERGY CORPORATION                                          6.90          01/15/2011        1,426,182
     375,000   QUICKSILVER RESOURCES INCORPORATED                                  8.25          08/01/2015          378,750
                                                                                                                   8,947,636
                                                                                                               -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.19%
   1,330,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                 6.40          12/15/2011        1,431,889
     250,000   JABIL CIRCUIT INCORPORATED                                          8.25          03/15/2018          266,875
   2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                           4.85          11/15/2010        2,486,890
     275,000   MOOG INCORPORATED                                                   6.25          01/15/2015          264,000
     841,964   TENASKA ALABAMA II PARTNERS LP++                                    7.00          06/30/2021          843,581
                                                                                                                   5,293,235
                                                                                                               -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 0.08%
     325,000   VALMONT INDUSTRIES INCORPORATED                                     6.88          05/01/2014          334,750
                                                                                                               -------------
FOOD & KINDRED PRODUCTS: 0.74%
     700,000   KELLOGG COMPANY                                                     4.45          05/30/2016          737,372
   1,600,000   KRAFT FOODS INCORPORATED                                            6.25          06/01/2012        1,742,002
     750,000   MCCORMICK & COMPANY INCORPORATED                                    5.75          12/15/2017          807,250
                                                                                                                   3,286,624
                                                                                                               -------------
FURNITURE & FIXTURES: 0.34%
   1,450,000   STEELCASE INCORPORATED                                              6.50          08/15/2011        1,498,975
                                                                                                               -------------
HEALTH SERVICES: 1.12%
   3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                           7.50          05/01/2031        3,840,373
   1,000,000   SCHERING-PLOUGH CORPORATION                                         6.00          09/15/2017        1,136,413
                                                                                                                   4,976,786
                                                                                                               -------------
HOLDING & OTHER INVESTMENT OFFICES: 1.58%
     400,000   LIBERTY PROPERTY LP                                                 6.63          10/01/2017          409,013
   3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY                               5.59          12/28/2020        2,794,426
   1,750,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                             7.25          07/15/2010        1,778,922
     250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                          6.30          02/15/2011          257,545
   2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++                            6.77          02/15/2015        1,797,828
                                                                                                                   7,037,734
                                                                                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.62%
   1,100,000   ACTUANT CORPORATION                                                 6.88          06/15/2017        1,061,500
   1,425,000   BLACK & DECKER                                                      5.75          11/15/2016        1,557,050
     150,000   SCIENTIFIC GAMES CORPORATION                                        6.25          12/15/2012          148,500
                                                                                                                   2,767,050
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.44%
$  1,520,000   AEGON NV                                                            4.75%         06/01/2013    $   1,588,210
   1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                 6.50          06/14/2011        1,899,268
     475,000   METROPOLITAN LIFE GLOBAL FUNDING I++                                5.13          06/10/2014          509,768
   2,670,000   NLV FINANCIAL CORPORATION++                                         7.50          08/15/2033        2,392,878
                                                                                                                   6,390,124
                                                                                                               -------------
INSURANCE CARRIERS: 4.18%
   2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                               8.25          11/15/2011        2,916,411
     750,000   LINCOLN NATIONAL CORPORATION                                        6.20          12/15/2011          801,535
   1,700,000   METLIFE GLOBAL FUNDING++                                            5.13          11/09/2011        1,783,870
   4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                  8.25          09/15/2025        4,535,805
   2,730,000   MONUMENTAL GLOBAL FUNDING II++                                      4.63          03/15/2010        2,732,553
   1,900,000   NEW YORK LIFE GLOBAL FUNDING++                                      5.38          09/15/2013        2,091,347
   2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                   6.25          02/15/2012        2,259,256
   1,415,000   WR BERKLEY CORPORATION                                              5.13          09/30/2010        1,430,922
                                                                                                                  18,551,699
                                                                                                               -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.09%
     389,000   BIO-RAD LABORATORIES INCORPORATED                                   6.13          12/15/2014          385,110
                                                                                                               -------------
MOTION PICTURES: 0.84%
   1,000,000   TIME WARNER INCORPORATED                                            6.75          04/15/2011        1,057,830
   1,500,000   TIME WARNER INCORPORATED                                            6.20          07/01/2013        1,659,846
     985,000   VIACOM INCORPORATED                                                 7.70          07/30/2010        1,012,700
                                                                                                                   3,730,376
                                                                                                               -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.36%
     375,000   BUNGE LIMITED FINANCE CORPORATION                                   8.50          06/15/2019          436,893
   1,450,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                           0.63          05/05/2026        1,167,760
                                                                                                                   1,604,653
                                                                                                               -------------
OIL & GAS EXTRACTION: 0.61%
     750,000   CHESAPEAKE ENERGY CORPORATION                                       7.50          06/15/2014          757,500
     650,000   EQT CORPORATION                                                     8.13          06/01/2019          777,859
     400,000   MARKWEST ENERGY PARTNERS                                            6.88          11/01/2014          388,000
     410,000   PARKER DRILLING COMPANY                                             9.63          10/01/2013          420,250
     340,000   RANGE RESOURCES CORPORATION                                         7.38          07/15/2013          345,100
                                                                                                                   2,688,709
                                                                                                               -------------
PERSONAL SERVICES: 0.14%
     200,000   SERVICE CORPORATION INTERNATIONAL                                   7.88          02/01/2013          200,000
     400,000   SERVICE CORPORATION INTERNATIONAL                                   7.38          10/01/2014          407,000
                                                                                                                     607,000
                                                                                                               -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.26%
   1,000,000   CONOCOPHILLIPS                                                      4.60          01/15/2015        1,079,441
     100,000   TESORO CORPORATION                                                  6.63          11/01/2015           92,750
                                                                                                                   1,172,191
                                                                                                               -------------
PRIMARY METAL INDUSTRIES: 0.13%
     176,750   CENTURY ALUMINUM COMPANY                                            8.00          05/15/2014          174,099
     100,000   INTERNATIONAL STEEL GROUP                                           6.50          04/15/2014          108,843

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
PRIMARY METAL INDUSTRIES (continued)
$    295,000   STEEL DYNAMICS                                                      7.38%         11/01/2012    $     300,163
                                                                                                                     583,105
                                                                                                               -------------
RAILROAD TRANSPORTATION: 0.32%
   1,150,000   BURLINGTON NORTHERN SANTA FE CORPORATION                            8.13          04/15/2020        1,420,129
                                                                                                               -------------
REAL ESTATE: 0.32%
   1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                               5.08          08/01/2013        1,441,465
                                                                                                               -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.87%
     185,000   HOST MARRIOTT LP                                                    7.13          11/01/2013          187,081
     800,000   PROLOGIS TRUST                                                      5.25          11/15/2010          806,131
     500,000   REALTY INCOME CORPORATION                                           5.50          11/15/2015          475,898
   1,275,000   REALTY INCOME CORPORATION                                           6.75          08/15/2019        1,300,789
   1,000,000   SIMON PROPERTY GROUP LP                                             6.75          05/15/2014        1,108,128
                                                                                                                   3,878,027
                                                                                                               -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.92%
   1,250,000   CHARLES SCHWAB CORPORATION                                          6.38          09/01/2017        1,361,605
   1,500,000   GOLDMAN SACHS CAPITAL II                                            5.79          12/29/2049        1,196,250
     500,000   MERRILL LYNCH & COMPANY                                             6.05          08/15/2012          537,251
     500,000   MERRILL LYNCH & COMPANY                                             6.05          05/16/2016          508,936
     500,000   MORGAN STANLEY                                                      4.10          01/26/2015          499,163
                                                                                                                   4,103,205
                                                                                                               -------------
TRANSPORTATION BY AIR: 0.53%
   2,168,623   FEDEX CORPORATION SERIES 97-B                                       7.52          01/15/2018        2,366,748
                                                                                                               -------------
TRANSPORTATION EQUIPMENT: 0.19%
     860,000   NAVISTAR INTERNATIONAL CORPORATION(i)                               7.50          06/15/2011          829,900
                                                                                                               -------------
UTILITY - ELECTRIC: 0.08%
     350,000   OTTER TAIL CORPORATION                                              9.00          12/15/2016          361,375
                                                                                                               -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
     300,000   STEWART ENTERPRISES                                                 6.25          02/15/2013          293,250
                                                                                                               -------------
WHOLESALE TRADE-DURABLE GOODS: 0.08%
     350,000   ACE HARDWARE CORPORATION++                                          9.13          06/01/2016          371,000
                                                                                                               -------------
TOTAL CORPORATE BONDS & NOTES (COST $127,430,015)                                                                123,068,792
                                                                                                               -------------
FOREIGN CORPORATE BONDS: 2.35%
   2,000,000   BARCLAYS BANK PLC++                                                 5.93          09/29/2049        1,640,000
   1,500,000   BP CAPITAL MARKETS PLC                                              3.63          05/08/2014        1,564,935
     200,000   ISPAT INLAND INCORPORATED                                           9.75          04/01/2014          207,600
   1,100,000   PEARSON PLC (UK) PRIVATE PLACEMENT++                                7.00          06/15/2011        1,167,616
   1,500,000   RABOBANK NEDERLAND NV++                                             4.20          05/13/2014        1,579,898
   1,300,000   RABOBANK NEDERLAND NV++                                            11.00          06/29/2049        1,647,139
   2,500,000   SABMILLER PLC++                                                     6.20          07/01/2011        2,652,670
TOTAL FOREIGN CORPORATE BONDS (COST $10,389,602)                                                                  10,459,858
                                                                                                               -------------
FOREIGN GOVERNMENT BONDS: 0.39%
   1,625,000   PROVINCE OF ONTARIO CANADA                                          4.10          06/16/2014        1,727,214
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,624,053)                                                                   1,727,214
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
MUNICIPAL BONDS & NOTES: 12.14%
$    825,000   CALIFORNIA STATE BUILD AMERICA BONDS (OTHER REVENUE)                7.55%         04/01/2039    $     812,501
   1,000,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE, AGM
                  INSURED)                                                         4.88          01/01/2015        1,096,960
   1,000,000   CITY OF CHICAGO IL TAXABLE SERIES D (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                 5.44          01/01/2024        1,025,400
   1,600,000   CITY OF EL PASO TX (PROPERTY TAX  REVENUE)                          3.61          08/15/2014        1,658,848
   1,500,000   COMMONWEALTH OF MASSACHUSETTS SERIES D (OTHER REVENUE)              3.25          07/01/2014        1,540,605
   1,500,000   COUNTY OF CHEROKEE GA (PROPERTY TAX REVENUE)                        5.87          08/01/2028        1,510,785
   1,000,000   DALLAS COUNTY HOSPITAL DISTRICT  SERIES C (PROPERTY TAX
                  REVENUE)                                                         4.45          08/15/2019          988,420
   2,500,000   DUKE UNIVERSITY TAXABLE SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                       5.85          04/01/2037        2,622,375
   4,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES (LEASING
                  REVENUE, FSA INSURED)                                            7.40          12/01/2025        4,392,861
   1,885,000   INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
                  (OTHER REVENUE, FGIC INSURED)                                    4.73          01/15/2014        2,061,587
     955,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
                  SERIES A-2 (HOUSING REVENUE)                                     5.51          01/01/2039          934,706
   3,920,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
                  SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                  5.41          07/01/2038        3,890,247
     440,000   KENTUCKY HOUSING CORPORATION SERIES D (HOUSING REVENUE)             5.21          01/01/2014          475,732
     770,000   KENTUCKY HOUSING CORPORATION SERIES D (HOUSING REVENUE)             5.75          07/01/2037          761,569
     670,000   KENTUCKY HOUSING CORPORATION SERIES J (HOUSING REVENUE)             5.92          07/01/2034          671,769
   2,210,000   LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS (COLLEGE &
                  UNIVERSITY REVENUE)                                              4.80          07/01/2013        2,343,241
     800,000   MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #28-KYRENE
                  ELEMENTARY (PROPERTY TAX REVENUE)                                5.38          07/01/2019          874,592
   1,175,000   MINNESOTA STATE HFAR HOUSING FINANCE SERIES H (HOUSING
                  REVENUE)                                                         5.85          07/01/2036        1,189,735
   3,160,000   MINNESOTA STATE HFAR HOUSING FINANCE SERIES J (HOUSING
                  REVENUE)                                                         6.13          07/01/2038        3,147,170
   1,500,000   OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
               EXCISE TAX REVENUE SERIES A (SALES TAX REVENUE)                     8.25          03/01/2035        1,273,860
   3,440,000   OHIO STATE HFAR MORTGAGE REVENUE SERIES K (HOUSING REVENUE)         5.97          03/01/2029        3,423,178
   1,915,000   OHIO STATE HFAR MORTGAGE REVENUE SERIES O (HOUSING REVENUE,
                  GNMA/FNMA INSURED)                                               5.47          09/01/2025        1,935,912
   2,095,000   PENNSYLVANIA HFA SFMR SERIES 93C (HOUSING REVENUE, GO OF
                  AGENCY)                                                          5.84          04/01/2037        2,109,099
   1,000,000   SEDGWICK COUNTY USD # 259 WICHITA (PROPERTY TAX REVENUE)            5.10          10/01/2022        1,012,840
   1,665,000   STATE OF NEW HAMPSHIRE HFA SFMR SERIES D (HOUSING REVENUE)          5.53          07/01/2037        1,643,255
   2,806,765   STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
                  SERIES 2005-4 CLASS A5 (STUDENT LOAN REVENUE, GUARANTEED
                  STUDENT LOANS)(i)                                                4.91          12/01/2040        2,807,326
   1,300,000   UNIVERSITY OF MICHIGAN (COLLEGE & UNIVERSITY REVENUE)               5.59          04/01/2021        1,407,315
     910,000   VIRGINIA PUBLIC BUILDING AUTHORITY VA (OTHER REVENUE)               4.95          08/01/2018          976,712
     635,000   VIRGINIA PUBLIC BUILDING AUTHORITY VA (OTHER REVENUE)               5.30          08/01/2021          686,479
   1,250,000   VIRGINIA RESOURCES AUTHORITY VA (OTHER REVENUE)                     4.71          11/01/2017        1,326,288
   1,495,000   WEST BEND JOINT SCHOOL DISTRICT #1 (PROPERTY TAX REVENUE)           4.85          04/01/2017        1,607,873
   1,680,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
               OWNERSHIP REVENUE SERIES F (HOUSING REVENUE, GO OF AUTHORITY)       5.73          09/01/2037        1,708,476
TOTAL MUNICIPAL BONDS & NOTES (COST $52,693,557)                                                                  53,917,716
                                                                                                               -------------
TERM LOANS: 0.70%
   1,466,250   FLEXTRONICS INTERNATIONAL LIMITED TERM LOAN B                       2.50          10/01/2014        1,413,098
     329,499   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN                      2.25          12/20/2012          322,085
     953,422   OSHKOSH CORPORATION TERM LOAN                                       6.26          12/06/2013          953,527
     426,802   RMK ACQUISITION CORPORATION (ARAMARK) 1ST LIEN TERM LOAN            2.00          01/26/2014          406,814
TOTAL TERM LOANS (COST $3,169,498)                                                                                 3,095,524
                                                                                                               -------------
US TREASURY SECURITIES: 10.94%
US TREASURY BONDS: 4.42%
   6,300,000   US TREASURY BOND                                                    5.50          08/15/2028        7,198,733
   3,500,000   US TREASURY BOND                                                    4.38          11/15/2039        3,411,408

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
US TREASURY BONDS (continued)
$  7,421,809   US TREASURY BOND - INFLATION PROTECTED<<                            3.38%         04/15/2032    $   9,054,028
                                                                                                                  19,664,169
                                                                                                               -------------
US TREASURY NOTES: 6.52%
  13,525,000   US TREASURY NOTE<<                                                  2.63          12/31/2014       13,785,992
   9,000,000   US TREASURY NOTE<<                                                  3.38          11/15/2019        8,843,202
   5,959,839   US TREASURY NOTE - INFLATION PROTECTED                              2.50          01/15/2029        6,320,689
                                                                                                                  28,949,883
                                                                                                               -------------
TOTAL US TREASURY SECURITIES (COST $47,338,207)                                                                   48,614,052
                                                                                                               -------------

   SHARES                                                                          YIELD
------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 8.17%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.43%
   1,877,496   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                            0.11                            1,877,496
                                                                                                               -------------

  PRINCIPAL                                                                    INTEREST RATE
------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.74%
$     46,937   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25          03/02/2010           46,936
     187,750   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25          03/03/2010          187,750
     140,812   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/04/2010          140,807
     117,344   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/05/2010          117,338
     222,953   ANGLO IRISH BANK CORPORATION++                                      0.25          03/03/2010          222,947
      25,816   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          03/05/2010           25,815
     234,687   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          03/08/2010          234,675
     140,812   ASB BANK++                                                          0.17          03/08/2010          140,806
     398,968   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.20          03/03/2010          398,959
     281,624   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.22          03/15/2010          281,597
     680,592   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN
                  ISLANDS)                                                         0.10          03/01/2010          680,592
   2,440,745   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,440,769)           0.12          03/01/2010        2,440,745
     234,687   BANK OF IRELAND                                                     0.50          03/02/2010          234,687
     704,061   BARTON CAPITAL CORPORATION++(p)                                     0.17          03/02/2010          704,051
      23,469   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/03/2010           23,468
      23,469   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/04/2010           23,468
      65,712   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/05/2010           65,709
      46,937   BELMONT FUNDING LLC++(p)                                            0.35          03/03/2010           46,936
   2,440,745   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $2,440,769)                                                0.12          03/01/2010        2,440,745
     739,264   BPCE SA++                                                           0.20          03/12/2010          739,211
     712,745   BTM CAPITAL CORPORATION++                                           0.20          03/04/2010          712,725
      25,816   CALCASIEU PARISH LA+/-ss                                            0.31          12/01/2027           25,816
     563,249   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.14          11/01/2026          563,249
      75,100   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.26          06/01/2028           75,100
     645,389   CALYON (NEW YORK)                                                   0.25          03/18/2010          645,413
     610,186   CANCARA ASSET SECURITIZATION LIMITED++(p)                           0.20          03/12/2010          610,142
      62,251   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.23          10/01/2038           62,251
     117,344   COOK COUNTY IL+/-ss                                                 0.23          11/01/2030          117,344
     657,124   DANSKE BANK A/S COPENHAGEN                                          0.20          03/02/2010          657,124
     398,968   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.31          12/15/2037          398,968
     206,525   DEXIA BANK (GRAND CAYMAN)                                           0.22          03/05/2010          206,525
     258,156   DEXIA DELAWARE LLC                                                  0.22          03/01/2010          258,153
     258,156   DEXIA DELAWARE LLC                                                  0.22          03/04/2010          258,148
     621,921   ENI COORDINATION CENTER SA++                                        0.18          03/03/2010          621,908
     258,156   FORTIS BANK NV SA                                                   0.18          03/01/2010          258,156
     105,609   FORTIS BANK NV SA                                                   0.18          03/03/2010          105,609

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    193,617   FORTIS BANK NV SA                                                   0.18%         03/04/2010    $     193,617
     187,750   GDF SUEZ++                                                          0.17          03/01/2010          187,748
     234,687   GDF SUEZ++                                                          0.17          03/02/2010          234,684
     117,344   GDF SUEZ++                                                          0.18          03/16/2010          117,334
     164,281   GDF SUEZ++                                                          0.18          03/17/2010          164,266
   1,670,268   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,670,285)           0.12          03/01/2010        1,670,268
     750,999   GOTHAM FUNDING CORPORATION++(p)                                     0.17          03/01/2010          750,991
     469,374   GRAMPIAN FUNDING LLC++(p)                                           0.23          03/12/2010          469,335
     365,099   GRYPHON FUNDING LIMITED(a)(i)                                       0.00          08/05/2010          149,399
     328,562   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          05/01/2023          328,562
     238,207   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          07/01/2034          238,207
     385,826   HAMILTON COUNTY OH HOSPITALS+/-ss                                   0.16          05/15/2037          385,826
      38,723   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.23          11/01/2042           38,723
     190,097   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.19          05/15/2034          190,097
      67,120   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.22          07/01/2029           67,120
      46,937   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.23          01/01/2018           46,937
      70,406   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.23          04/15/2025           70,406
     750,999   KOCH RESOURCES LLC++                                                0.17          03/02/2010          750,988
     750,999   LLOYDS TSB BANK PLC                                                 0.17          03/04/2010          750,999
      77,447   LMA AMERICAS LLC++(p)                                               0.17          03/05/2010           77,445
     582,024   MASSACHUSETTS HEFA+/-ss                                             0.19          10/01/2034          582,024
     750,999   METLIFE SHORT TERM FUND++(p)                                        0.19          03/12/2010          750,947
      64,422   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.16          02/01/2036           64,422
   2,346,870   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,346,886)           0.08          03/01/2010        2,346,870
      61,019   NATIONWIDE BUILDING SOCIETY++                                       0.18          03/15/2010           61,014
     750,999   NATIXIS                                                             0.21          03/18/2010          751,001
      46,937   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.23          01/01/2018           46,937
     516,312   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.17          07/01/2034          516,312
     469,374   NEWPORT BEACH CA REVENUE+/-ss                                       0.19          12/01/2040          469,374
      12,908   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/05/2010           12,907
      46,937   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/16/2010           46,933
     105,492   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.22          01/01/2034          105,492
     117,344   REGENCY MARKETS #1 LLC++(p)                                         0.16          03/05/2010          117,340
     586,718   REGENCY MARKETS #1 LLC++(p)                                         0.18          03/17/2010          586,665
     750,999   RHEIN-MAIN SECURITIZATION LIMITED++(p)                              0.18          03/05/2010          750,976
     316,828   RHEINGOLD SECURITISATION LIMITED++(p)                               0.20          03/10/2010          316,808
     657,124   ROYAL BANK OF SCOTLAND                                              0.20          03/18/2010          657,124
     657,124   SANPAOLO IMI BANK (NEW YORK)                                        0.17          03/01/2010          657,124
      23,469   SOCIETE GENERALE NORTH AMERICA                                      0.17          03/04/2010           23,468
     469,374   SOCIETE GENERALE NORTH AMERICA                                      0.19          03/18/2010          469,327
     398,968   SURREY FUNDING CORPORATION++(p)                                     0.18          03/19/2010          398,928
     305,093   TASMAN FUNDING INCORPORATED++(p)                                    0.20          03/15/2010          305,066
     154,893   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.14          07/01/2032          154,893
     375,499   UBS AG (STAMFORD CT)                                                0.15          03/09/2010          375,496
     750,999   UNICREDITO ITALIANO (NEW YORK)                                      0.22          03/10/2010          750,999
      70,406   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.21          12/15/2040           70,406
   1,129,404   VFNC CORPORATION+/-(a)++(i)                                         0.23          09/30/2010          587,290
     750,999   WINDMILL FUNDING CORPORATION++(p)                                   0.17          03/03/2010          750,982
                                                                                                                  34,383,950
                                                                                                               -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $36,142,547)                                                        36,261,446
                                                                                                               -------------

   SHARES                                                                          YIELD
------------                                                                   -------------
SHORT-TERM INVESTMENTS: 3.95%
MUTUAL FUNDS 3.95%
  17,542,732   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                     0.08                           17,542,732
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

TOTAL SHORT-TERM INVESTMENTS (COST $17,542,732)                                                                   17,542,732
                                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $493,791,468)*                                               107.06%                                  $ 475,460,220
OTHER ASSETS AND LIABILITIES, NET                                      (7.06)                                    (31,362,496)
                                                                      ------                                   -------------
TOTAL NET ASSETS                                                      100.00%                                  $ 444,097,724
                                                                      ------                                   -------------

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $5,641,044.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,542,732.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $494,292,349 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 13,723,544
GROSS UNREALIZED DEPRECIATION    (32,555,673)
                                ------------
NET UNREALIZED DEPRECIATION     $(18,832,129)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 25.87%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.24%
$  3,957,265   FHLMC #1B4052+/-                                                    4.68%         04/01/2038    $   4,127,511
   2,693,125   FHLMC #1G0052+/-                                                    4.34          02/01/2035        2,783,985
      91,570   FHLMC #786614+/-                                                    3.10          08/01/2025           94,743
      72,987   FHLMC #845151+/-                                                    3.01          06/01/2022           74,200
      10,578   FHLMC #846367+/-                                                    3.67          04/01/2029           10,860
   2,079,393   FHLMC #E02227                                                       6.00          11/01/2021        2,238,043
     660,118   FHLMC #E90573                                                       6.00          07/01/2017          716,175
     686,568   FHLMC #G90030                                                       7.50          07/17/2017          731,690
                                                                                                                  10,777,207
                                                                                                               -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 21.48%
      98,697   FNMA #155506+/-                                                     3.05          04/01/2022          100,458
     229,462   FNMA #190815+/-                                                     3.35          07/01/2017          225,835
     110,651   FNMA #253482                                                        8.50          10/01/2030          127,903
   1,621,957   FNMA #289517+/-                                                     2.51          04/01/2034        1,651,132
   3,740,763   FNMA #295541+/-                                                     4.14          10/01/2032        3,871,962
      27,774   FNMA #331866+/-                                                     2.42          12/01/2025           28,240
   1,967,936   FNMA #420263<<+/-                                                   3.35          10/01/2024        1,952,524
   1,793,163   FNMA #420264+/-                                                     3.37          07/01/2034        1,779,286
   2,457,880   FNMA #462209+/-                                                     5.60          04/01/2036        2,513,440
      14,358   FNMA #46698+/-                                                      2.51          12/01/2015           14,503
     664,086   FNMA #545927                                                        6.50          12/01/2015          717,317
   1,231,769   FNMA #631367                                                        5.50          02/01/2017        1,321,706
   1,640,769   FNMA #686043+/-                                                     2.78          07/01/2033        1,688,138
     942,885   FNMA #693015+/-                                                     3.06          06/01/2033          967,407
   3,677,976   FNMA #725802+/-                                                     4.42          08/01/2034        3,851,408
     597,056   FNMA #732003+/-                                                     2.12          09/01/2033          607,752
   1,536,685   FNMA #734329+/-                                                     2.19          06/01/2033        1,570,585
   1,102,288   FNMA #735572                                                        5.00          04/01/2014        1,143,604
   1,850,581   FNMA #735977+/-                                                     4.77          08/01/2035        1,920,836
   2,129,552   FNMA #739757+/-                                                     2.27          08/01/2033        2,203,905
   1,501,164   FNMA #741447+/-                                                     2.16          10/01/2033        1,514,425
   1,879,759   FNMA #741454+/-                                                     2.12          10/01/2033        1,898,460
   2,574,509   FNMA #745649+/-                                                     4.55          11/01/2035        2,683,606
   1,203,029   FNMA #750805+/-                                                     3.54          12/01/2033        1,233,463
   1,935,420   FNMA #764265+/-                                                     4.25          05/01/2034        2,015,214
     845,231   FNMA #783249+/-                                                     1.68          04/01/2044          844,569
   3,228,689   FNMA #783251+/-                                                     1.68          04/01/2044        3,226,828
   1,224,665   FNMA #806504+/-                                                     1.68          10/01/2034        1,223,757
   1,348,804   FNMA #806505+/-                                                     1.74          10/01/2044        1,347,692
   2,160,673   FNMA #826179+/-                                                     4.71          07/01/2035        2,249,559
   2,558,502   FNMA #834933+/-                                                     5.02          07/01/2035        2,626,000
   1,746,906   FNMA #849014+/-                                                     5.53          01/01/2036        1,812,082
   1,250,000   FNMA #874245                                                        5.48          01/01/2011        1,270,952
   2,206,482   FNMA #936591+/-                                                     5.65          04/01/2037        2,309,333
                                                                                                                  54,513,881
                                                                                                               -------------
SMALL BUSINESS ADMINISTRATION: 0.15%
      54,589   SBA #501224                                                         2.00          06/25/2015           54,681
      10,762   SBA #502966                                                         4.48          05/25/2015           10,909
      76,629   SBA #503405                                                         3.63          05/25/2016           78,247
     221,892   SBA #503611                                                         3.13          12/25/2021          226,851
                                                                                                                     370,688
                                                                                                               -------------
TOTAL AGENCY SECURITIES (COST $63,929,401)                                                                        65,661,776
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
ASSET BACKED SECURITIES: 22.74%
$    108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
                  2001-HE2 CLASS A1+/-                                             0.75%         06/15/2031    $      80,293
   1,024,884   BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4       5.17          12/20/2010        1,027,875
     998,089   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-        0.70          06/25/2012          998,591
   3,000,000   CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                     0.27          10/15/2012        2,998,154
   1,700,000   CITIFINANCIAL AUTO ISSUANCE TRUST++                                 1.83          11/15/2012        1,710,804
   2,850,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-            0.34          10/25/2025        2,815,084
     846,642   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS
                  A1+/-                                                            1.03          03/25/2033          681,919
     208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                  A1+++/-                                                          0.73          09/25/2032          151,096
     501,106   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
                  A1+++/-                                                          0.60          11/25/2033          369,660
     628,713   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
                  1A1+++/-                                                         0.58          11/25/2036          383,202
     165,009   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-         0.60          12/15/2028          125,161
   1,328,882   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-        0.47          02/15/2036          620,507
   1,560,575   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-         0.48          09/20/2023          835,935
     149,516   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                  0.44          01/25/2024           81,703
     661,692   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                  0.52          10/25/2034          275,445
   1,221,554   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                  0.39          10/25/2034          527,494
   2,260,260   GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L+++/-      0.27          09/25/2020        2,226,582
   2,638,364   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS
                  A3+++/-                                                          0.49          08/26/2019        2,468,981
     209,494   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-          0.69          07/25/2029          118,513
     108,769   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-          0.69          03/15/2035           57,450
   1,945,453   GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                            0.58          01/25/2045        1,327,304
     420,371   GSAMP TRUST SERIES 2006-SD2 CLASS A1+++/-                           0.34          05/25/2036          398,788
   2,000,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-3 CLASS A2             0.94          04/16/2012        2,001,449
   1,674,340   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                  CLASS A1+/-                                                      0.50          01/20/2035        1,568,716
   2,435,707   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-          0.39          01/20/2036        2,123,130
   2,500,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4               5.21          03/17/2014        2,640,463
   2,000,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-               0.33          06/27/2025        1,882,024
      60,840   LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2
                  CLASS A+/-                                                       0.67          06/25/2034           37,951
   1,152,567   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS
                  A2+/-                                                            2.61          10/20/2029        1,088,705
     683,582   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
                  A1+/-                                                            0.58          11/15/2031          644,037
     187,208   MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1 CLASS A3+/-         0.28          03/15/2011          187,179
     256,116   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                  SERIES 2003-2 CLASS A+/-                                         0.49          04/25/2016          189,314
   4,550,603   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS
                  A+++/-                                                           0.86          02/25/2042        4,233,881
   3,750,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                  AIO(c)                                                           6.00          08/25/2011          253,500
   1,473,564   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-         0.73          12/25/2033        1,208,073
      26,168   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
                  CLASS A6                                                         4.86          12/25/2032           26,189
   2,912,556   RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+++/-                     0.89          05/25/2047        2,699,939
     426,604   SASC SERIES 2006-GEL3 CLASS A1+++/-                                 0.35          07/25/2036          373,915
   1,553,488   SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+++/-                       0.42          11/25/2035          758,227
   1,032,913   SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                     0.32          04/16/2018        1,014,612
   2,188,135   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                    0.30          09/15/2020        2,117,829
   3,000,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS A+/-       0.27          06/15/2012        2,990,836
   2,786,842   US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+++/-            0.61          09/01/2019        2,786,666
     308,238   USXL FUNDING LLC SERIES 2006-1A CLASS A++(i)                        5.38          04/15/2014          308,372
      61,283   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
                  CLASS A+/-(l)                                                    0.66          12/25/2032           43,539
     486,735   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
                  CLASS AII1+/-(l)                                                 0.49          06/25/2033          302,431
     620,316   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                  CLASS A+/-(l)                                                    0.45          06/25/2034          317,983
   2,500,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS
                  A2+++/-                                                          0.26          05/15/2014        2,497,437
   3,000,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4            5.39          05/15/2013        3,155,708
TOTAL ASSET BACKED SECURITIES (COST $65,309,644)                                                                  57,732,646
                                                                                                               -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 30.15%
   1,950,505   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-           0.44          06/25/2037        1,058,637
   1,627,492   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-1 CLASS A3                                                  4.88          11/10/2042        1,626,927
      30,597   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-      3.45          07/20/2032           28,170

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    187,438   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-      4.50%         02/25/2033    $     158,759
   1,755,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
                  CLASS A2                                                         4.74          09/11/2042        1,765,520
     957,821   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-      0.44          05/25/2035          552,284
   1,424,050   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS
                  2A1B+/-                                                          1.79          07/20/2035          869,711
     762,648   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-      1.86          08/25/2035          422,451
   1,387,115   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                  0.56          02/25/2035          755,857
   2,179,054   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-                0.63          11/25/2034        1,744,310
   1,958,070   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CP4 CLASS A4                                         6.18          12/15/2035        2,031,745
     220,889   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-AR17 CLASS 2A1+/-                                    3.45          12/19/2039          204,961
      71,506   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-AR2 CLASS 2A1+/-                                     3.10          02/25/2033           66,765
     825,362   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            0.98          09/25/2033          693,492
     107,970   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS
                  A7+/-                                                            0.48          05/25/2031           97,528
     278,081   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS
                  A+/-                                                             0.51          09/25/2031          268,376
   1,513,895   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A       7.00          02/25/2043        1,673,327
   1,727,678   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS
                  4A+/-                                                            4.70          02/25/2043        1,694,249
   2,617,257   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2      7.00          03/25/2043        2,892,887
   2,093,531   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2      7.00          07/25/2043        2,314,006
   2,521,618   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A       7.50          09/25/2043        2,790,328
   1,625,876   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS
                  1A1+/-                                                           1.68          02/25/2045        1,519,326
     511,701   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                         7.50          05/25/2042          578,381
     265,761   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                       0.45          09/26/2033          225,174
     589,367   FNMA SERIES 2002-90 CLASS A2                                        6.50          11/25/2042          636,516
   1,329,663   FNMA SERIES 2003-W4 CLASS 3A                                        7.00          10/25/2042        1,402,379
   1,328,607   FNMA SERIES 2004-W2 CLASS 2A2                                       7.00          02/25/2044        1,434,480
   2,526,027   FNMA SERIES 2007-88 CLASS HC                                        5.22          09/25/2037        2,645,282
      36,718   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                         0.47          08/25/2031           33,075
     596,382   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                            7.50          08/25/2042          665,152
      81,348   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                        0.59          02/25/2033           74,706
   1,175,889   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                  CLASS A2                                                         4.71          05/10/2043        1,177,495
   3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
                  CLASS A4                                                         5.05          07/10/2045        3,023,057
     835,896   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2005-C1 CLASS A2                                                 4.47          05/10/2043          835,420
     278,925   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS
                  A2+/-                                                            0.79          03/25/2027          184,294
   1,991,148   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-      0.52          02/25/2036        1,051,911
   1,080,533   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2003-C2 CLASS A2                                                 4.02          01/05/2036        1,085,024
   5,354,888   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-              0.63          06/25/2034        4,239,001
   3,492,996   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+++/-            0.58          03/25/2035        2,819,424
   3,329,635   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+++/-            0.58          09/25/2035        2,644,550
   1,162,129   GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+++/-               0.53          03/25/2035          915,348
   1,351,884   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-         0.57          01/19/2035          837,567
     492,145   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                       0.45          01/25/2011          173,001
   1,876,530   LEHMAN XS TRUST SERIES 2007-5 CLASS P3                              6.30          05/25/2037          702,076
      87,787   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                          0.55          05/25/2037            2,114
     484,954   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
                  CLASS 2A2                                                        1.98          02/25/2033          372,138
     866,153   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS
                  2A2+/-                                                           0.80          03/25/2028          689,692
     896,910   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-      0.57          04/25/2028          712,871
     680,233   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-      0.46          04/25/2029          594,749
   1,135,969   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
                  A3+/-                                                            2.29          03/25/2033          971,658
     795,098   MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
                  SERIES 2003-1 CLASS A+/-                                         0.77          11/25/2015          665,721
     330,301   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-            1.07          02/25/2033          258,621
     180,361   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2002-HS3 CLASS 2A+/-                                             0.57          08/25/2032           85,951
     218,036   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-HS1 CLASS AII+/-                                            0.52          12/25/2032          125,203

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    497,023   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-HS3 CLASS A+/-                                              0.49%         09/25/2029    $     127,500
   2,408,949   SBA PARTICIPATION CERTIFICATES SERIES 1999-20B CLASS 1              5.95          02/01/2019        2,602,600
      31,982   SBA PARTICIPATION CERTIFICATES SERIES 2000-10C CLASS 1              7.88          05/01/2010           32,341
   1,401,267   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                        0.63          10/20/2027        1,201,495
     419,035   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                    0.89          06/20/2033          338,141
   1,181,003   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                    0.55          01/20/2034          893,819
     536,204   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                          0.58          10/19/2026          402,658
     533,194   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
                  2A1                                                              3.19          03/25/2033          492,412
     980,071   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS
                  A+++/-                                                           0.58          06/25/2034          538,676
     689,106   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
                  CLASS A+/-                                                       0.58          08/25/2035          620,698
   3,027,975   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS
                  1A1++                                                            6.00          10/25/2036        2,576,883
     763,415   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS
                  A1+++/-                                                          0.48          08/25/2046          574,470
   2,020,126   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
                  A1+++/-                                                          0.51          05/25/2047        1,520,549
   2,500,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                  A4+/- (l)                                                        5.24          07/15/2042        2,518,287
     531,699   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2003-AR1 CLASS A6+/-                                             3.48          03/25/2033          470,055
     733,099   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2005-AR6 CLASS 2A1A+/-                                           0.46          04/25/2045          551,990
   2,093,076   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2005-C3 CLASS A4+/-                                              3.34          07/25/2047        2,045,770
   1,706,427   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR4 CLASS DA+/-                                             1.45          06/25/2046          666,418
   2,791,647   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR5 CLASS 5A+/-                                             1.47          07/25/2046        1,272,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $91,964,147)                                                      76,539,304
                                                                                                               -------------
CORPORATE BONDS & NOTES: 9.32%
DEPOSITORY INSTITUTIONS: 3.19%
   1,250,000   BB&T CORPORATION                                                    3.85          07/27/2012        1,307,935
   1,250,000   DEXIA CREDIT LOCAL++                                                2.38          09/23/2011        1,281,324
   1,750,000   REGIONS BANK RF+/-                                                  0.91          12/10/2010        1,759,433
   1,500,000   SOVEREIGN BANK+/-                                                   1.96          08/01/2013        1,480,448
   2,250,000   SUNTRUST BANK ATLANTA GA STI+/-                                     0.90          12/16/2010        2,262,758
                                                                                                                   8,091,898
                                                                                                               -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.69%
   1,700,000   DUKE ENERGY FIELD SERVICES LLC                                      7.88          08/16/2010        1,753,406
                                                                                                               -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.90%
   2,250,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                 4.75          08/15/2010        2,277,293
                                                                                                               -------------
GENERAL MERCHANDISE STORES: 0.79%
   2,000,000   CVS CAREMARK CORPORATION+/-                                         0.55          06/01/2010        2,000,732
                                                                                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.20%
     500,000   HEWLETT-PACKARD CORPORATION                                         2.95          08/15/2012          519,516
                                                                                                               -------------
INSURANCE CARRIERS: 0.78%
   2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I+++/-                             0.50          03/15/2012        1,971,948
                                                                                                               -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.85%
   2,150,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                   1.63          05/27/2010        2,156,519
                                                                                                               -------------
PHARMACEUTICALS: 0.42%
   1,000,000   PFIZER INCORPORATED                                                 4.45          03/15/2012        1,066,943
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.99%
$  2,500,000   PROLOGIS TRUST                                                      5.25%         11/15/2010    $   2,519,160
                                                                                                               -------------
TELECOMMUNICATIONS: 0.51%
   1,250,000   CELLCO PARTNERSHIP                                                  3.75          05/20/2011        1,291,101
                                                                                                               -------------
TOTAL CORPORATE BONDS & NOTES (COST $23,344,886)                                                                  23,648,516
                                                                                                               -------------
LOAN PARTICIPATION: 0.70%
     599,627   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                        1.38          10/15/2015          596,509
     648,852   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                        0.98          06/25/2016          626,466
     564,089   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                        5.37          09/08/2019          545,643
TOTAL LOAN PARTICIPATION (COST $1,813,606)                                                                         1,768,618
                                                                                                               -------------
MUNICIPAL BONDS & NOTES: 4.45%
   3,250,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY SERIES VIII-A2
                  (STUDENT LOAN REVENUE)+/-ss(i)                                   2.91          12/01/2032        3,140,833
   1,605,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION (OTHER
                  REVENUE, AMBAC INSURED)                                          5.24          07/01/2011        1,633,168
     135,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE,
                  GNMA INSURED)                                                    5.57          09/01/2016          135,097
   3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED
                  INTEREST SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)           3.97          06/30/2010        2,960,700
     550,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                      6.04          10/01/2030          550,946
   2,840,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  MORTGAGE REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE,
                  FIRST SECURITY BANK LOC)                                         5.50          07/01/2026        2,882,146
TOTAL MUNICIPAL BONDS & NOTES (COST $11,324,913)                                                                  11,302,890
                                                                                                               -------------

   SHARES                                                                           YIELD
------------                                                                    ------------
COLLATERAL FOR SECURITIES LENDING: 0.54%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.01%
      35,189   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                            0.11                               35,189
                                                                                                               -------------

  PRINCIPAL                                                                    INTEREST RATE
------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.53%
$        880   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25          03/02/2010              880
       3,519   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25          03/03/2010            3,519
       2,639   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/04/2010            2,639
       2,199   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/05/2010            2,199
       4,179   ANGLO IRISH BANK CORPORATION++                                      0.25          03/03/2010            4,179
         484   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          03/05/2010              484
       4,399   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          03/08/2010            4,398
       2,639   ASB BANK++                                                          0.17          03/08/2010            2,639
       7,478   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.20          03/03/2010            7,478
       5,278   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.22          03/15/2010            5,278
      12,756   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN
                  ISLANDS)                                                         0.10          03/01/2010           12,756
      45,746   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $45,746)              0.12          03/01/2010           45,746
       4,399   BANK OF IRELAND                                                     0.50          03/02/2010            4,399
      13,196   BARTON CAPITAL CORPORATION++(p)                                     0.17          03/02/2010           13,196
         440   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/03/2010              440
         440   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/04/2010              440
       1,232   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/05/2010            1,232
         880   BELMONT FUNDING LLC++(p)                                            0.35          03/03/2010              880
      45,746   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $45,746)                                         0.12          03/01/2010           45,746
      13,856   BPCE SA++                                                           0.20          03/12/2010           13,855

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     13,359   BTM CAPITAL CORPORATION++                                           0.20%         03/04/2010    $      13,358
         484   CALCASIEU PARISH LA+/-ss                                            0.31          12/01/2027              484
      10,557   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.14          11/01/2026           10,557
       1,408   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.26          06/01/2028            1,408
      12,096   CALYON (NEW YORK)                                                   0.25          03/18/2010           12,097
      11,437   CANCARA ASSET SECURITIZATION LIMITED++(p)                           0.20          03/12/2010           11,436
       1,167   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.23          10/01/2038            1,167
       2,199   COOK COUNTY IL+/-ss                                                 0.23          11/01/2030            2,199
      12,316   DANSKE BANK A/S COPENHAGEN                                          0.20          03/02/2010           12,316
       7,478   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.31          12/15/2037            7,478
       3,871   DEXIA BANK (GRAND CAYMAN)                                           0.22          03/05/2010            3,871
       4,839   DEXIA DELAWARE LLC                                                  0.22          03/01/2010            4,838
       4,839   DEXIA DELAWARE LLC                                                  0.22          03/04/2010            4,838
      11,656   ENI COORDINATION CENTER SA++                                        0.18          03/03/2010           11,656
       4,839   FORTIS BANK NV SA                                                   0.18          03/01/2010            4,839
       1,979   FORTIS BANK NV SA                                                   0.18          03/03/2010            1,979
       3,629   FORTIS BANK NV SA                                                   0.18          03/04/2010            3,629
       3,519   GDF SUEZ++                                                          0.17          03/01/2010            3,519
       4,399   GDF SUEZ++                                                          0.17          03/02/2010            4,399
       2,199   GDF SUEZ++                                                          0.18          03/16/2010            2,199
       3,079   GDF SUEZ++                                                          0.18          03/17/2010            3,079
      31,305   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $31,305)              0.12          03/01/2010           31,305
      14,076   GOTHAM FUNDING CORPORATION++(p)                                     0.17          03/01/2010           14,076
       8,797   GRAMPIAN FUNDING LLC++(p)                                           0.23          03/12/2010            8,797
     349,710   GRYPHON FUNDING LIMITED(a)(i)                                       0.00          08/05/2010          143,101
       6,158   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          05/01/2023            6,158
       4,465   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          07/01/2034            4,465
       7,231   HAMILTON COUNTY OH HOSPITALS+/-ss                                   0.16          05/15/2037            7,231
         726   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.23          11/01/2042              726
       3,563   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.19          05/15/2034            3,563
       1,258   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.22          07/01/2029            1,258
         880   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.23          01/01/2018              880
       1,320   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.23          04/15/2025            1,320
      14,076   KOCH RESOURCES LLC++                                                0.17          03/02/2010           14,076
      14,076   LLOYDS TSB BANK PLC                                                 0.17          03/04/2010           14,076
       1,452   LMA AMERICAS LLC++(p)                                               0.17          03/05/2010            1,452
      10,909   MASSACHUSETTS HEFA+/-ss                                             0.19          10/01/2034           10,909
      14,076   METLIFE SHORT TERM FUND++(p)                                        0.19          03/12/2010           14,075
       1,207   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.16          02/01/2036            1,207
      43,987   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $43,987)              0.08          03/01/2010           43,987
       1,144   NATIONWIDE BUILDING SOCIETY++                                       0.18          03/15/2010            1,144
      14,076   NATIXIS                                                             0.21          03/18/2010           14,076
         880   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.23          01/01/2018              880
       9,677   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.17          07/01/2034            9,677
       8,797   NEWPORT BEACH CA REVENUE+/-ss                                       0.19          12/01/2040            8,797
         242   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/05/2010              242
         880   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/16/2010              880
       1,977   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.22          01/01/2034            1,977
       2,199   REGENCY MARKETS #1 LLC++(p)                                         0.16          03/05/2010            2,199
      10,997   REGENCY MARKETS #1 LLC++(p)                                         0.18          03/17/2010           10,996
      14,076   RHEIN-MAIN SECURITIZATION LIMITED++(p)                              0.18          03/05/2010           14,075
       5,938   RHEINGOLD SECURITISATION LIMITED++(p)                               0.20          03/10/2010            5,938
      12,316   ROYAL BANK OF SCOTLAND                                              0.20          03/18/2010           12,316
      12,316   SANPAOLO IMI BANK (NEW YORK)                                        0.17          03/01/2010           12,316
         440   SOCIETE GENERALE NORTH AMERICA                                      0.17          03/04/2010              440
       8,797   SOCIETE GENERALE NORTH AMERICA                                      0.19          03/18/2010            8,796
       7,478   SURREY FUNDING CORPORATION++(p)                                     0.18          03/19/2010            7,477
       5,718   TASMAN FUNDING INCORPORATED++(p)                                    0.20          03/15/2010            5,718
       2,903   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.14          07/01/2032            2,903
       7,038   UBS AG (STAMFORD CT)                                                0.15          03/09/2010            7,038
      14,076   UNICREDITO ITALIANO (NEW YORK)                                      0.22          03/10/2010           14,076

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,320   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.21%         12/15/2040    $       1,320
   1,081,798   VFNC CORPORATION+++/-(a)(i)                                         0.23          09/30/2010          562,535
      14,076   WINDMILL FUNDING CORPORATION++(p)                                   0.17          03/03/2010           14,068
                                                                                                                   1,336,275
                                                                                                               -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,257,576)                                                          1,371,464
                                                                                                               -------------

   SHARES                                                                          YIELD
------------                                                                   -------------
SHORT-TERM INVESTMENTS: 6.45%
MUTUAL FUNDS: 6.45%
  16,362,795   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                     0.08%                          16,362,795
                                                                                                               -------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,362,795)                                                                   16,362,795
                                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $275,306,968)*                                                  100.22%                                  $ 254,388,009
OTHER ASSETS AND LIABILITIES, NET                                      (0.22)                                       (554,884)
                                                                      ------                                   -------------
TOTAL NET ASSETS                                                      100.00%                                  $ 253,833,125
                                                                      ------                                   -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $3,683,369.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,362,795.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $275,660,664 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  3,946,315
GROSS UNREALIZED DEPRECIATION    (25,218,970)
                                ------------
NET UNREALIZED DEPRECIATION     $(21,272,655)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 42.14%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.01%
$  1,192,429   FHLMC #1B3430+/-                                                    6.14%         06/01/2037    $      1,252,922
     108,873   FHLMC #1B7562+/-                                                    5.95          11/01/2037             114,164
   2,175,884   FHLMC #1G0784+/-                                                    5.68          03/01/2036           2,282,663
   4,199,130   FHLMC #1G1292+/-                                                    5.83          11/01/2036           4,386,943
   2,524,410   FHLMC #1G1472+/-                                                    5.72          02/01/2037           2,626,297
     768,219   FHLMC #1G1614+/-                                                    5.92          03/01/2037             802,359
   3,722,341   FHLMC #1G1708+/-                                                    6.12          04/01/2037           3,909,940
   1,866,060   FHLMC #1G1873+/-                                                    5.71          03/01/2036           1,960,772
   1,821,655   FHLMC #1J1920+/-                                                    5.65          10/01/2038           1,934,290
   2,576,065   FHLMC #1N1630+/-                                                    6.16          08/01/2037           2,683,230
      30,681   FHLMC #1Q0292+/-                                                    5.92          07/01/2037              32,053
   2,883,094   FHLMC #1Q0794+/-                                                    5.81          11/01/2038           3,071,434
  12,026,206   FHLMC #1Q0809+/-                                                    5.96          03/01/2038          12,816,627
   8,093,740   FHLMC #1Q0869+/-                                                    5.61          07/01/2038           8,607,050
   1,159,925   FHLMC #847703+/-                                                    5.95          01/01/2037           1,224,809
     144,023   FHLMC #848156+/-                                                    5.86          09/01/2038             152,026
   1,165,307   FHLMC #A78331                                                       6.00          03/01/2034           1,263,500
   4,993,756   FHLMC #A79090                                                       6.50          07/01/2034           5,476,188
   1,255,926   FHLMC #B15688                                                       5.50          07/01/2019           1,352,730
   1,153,414   FHLMC #E01279                                                       5.50          01/01/2018           1,236,838
   3,294,602   FHLMC #E01497                                                       5.50          11/01/2018           3,538,754
   1,970,379   FHLMC #E01539                                                       5.50          12/01/2018           2,116,394
   1,076,646   FHLMC #E01655                                                       5.50          06/01/2019           1,156,782
   4,355,702   FHLMC #G01737                                                       5.00          12/01/2034           4,543,153
  18,942,938   FHLMC #G01938                                                       5.50          09/01/2035          20,073,807
  14,294,437   FHLMC #G03526                                                       5.50          06/01/2036          15,147,797
  38,272,704   FHLMC #G04216                                                       5.50          12/01/2037          40,557,535
  22,855,638   FHLMC #G04794                                                       5.50          01/01/2036          24,220,090
     827,248   FHLMC #G11295                                                       5.50          09/01/2017             889,718
   1,362,343   FHLMC #G11594                                                       5.50          08/01/2019           1,467,775
      38,386   FHLMC #G11653                                                       5.50          12/01/2019              41,356
  16,864,462   FHLMC #G11713                                                       5.50          06/01/2020          18,169,605
   1,343,312   FHLMC #G11767                                                       5.50          08/01/2020           1,447,271
   2,275,602   FHLMC #G11944                                                       5.50          07/01/2020           2,451,000
   2,483,714   FHLMC #G12827                                                       5.50          02/01/2021           2,671,272
   1,939,515   FHLMC #G12888                                                       5.50          07/01/2018           2,085,977
     912,580   FHLMC #G13169                                                       5.50          06/01/2020             979,498
   2,174,181   FHLMC #G13330                                                       6.00          10/01/2019           2,344,140
  14,767,306   FHLMC #G13367                                                       5.50          12/01/2018          15,882,460
   8,581,264   FHLMC #G13731                                                       5.50          11/01/2021           9,245,369
   1,293,252   FHLMC #G18003                                                       5.50          07/01/2019           1,392,933
     988,553   FHLMC #J02372                                                       5.50          05/01/2020           1,065,058
     945,700   FHLMC #J02373                                                       5.50          05/01/2020           1,018,888
   1,299,102   FHLMC #J02376                                                       6.00          05/01/2020           1,401,467
   7,370,135   FHLMC #P10040                                                       5.50          04/01/2018           7,797,827
                                                                                                                    238,892,761
                                                                                                               ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 30.76%
   7,600,000   FNMA%%                                                             5.50           05/25/2023           8,097,564
  48,800,000   FNMA                                                               5.50           05/25/2023          41,635,137
  24,500,000   FNMA                                                               5.50           05/25/2023          27,856,556
 215,200,000   FNMA                                                               5.50           05/25/2023          41,973,293
  25,100,000   FNMA%%                                                             6.00           11/25/2038           7,049,625
   1,200,000   FNMA                                                               6.00           11/25/2038           1,272,937
  61,200,000   FNMA                                                               5.50           04/25/2039          63,166,702
  37,670,000   FNMA                                                               5.00           06/25/2039          38,929,609
  60,600,000   FNMA                                                               4.50           12/25/2039          61,130,250
  92,400,000   FNMA                                                               4.50           12/25/2039          93,555,000
   2,031,783   FNMA #190129                                                       6.00           11/01/2023           2,167,737
   2,424,342   FNMA #190338                                                       5.50           07/01/2033           2,566,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     11,348   FNMA #254868                                                        5.00%         09/01/2033    $         11,826
   6,753,327   FNMA #310017                                                        7.00          06/01/2035           7,500,494
     823,628   FNMA #357302                                                        5.50          11/01/2017             885,310
   3,004,469   FNMA #462361+/-                                                     6.33          07/01/2037           3,218,275
   4,508,401   FNMA #462404+/-                                                     6.27          09/01/2037           4,814,528
   1,316,173   FNMA #685185                                                        5.50          02/01/2018           1,416,387
     869,082   FNMA #725068                                                        5.50          01/01/2019             934,168
   7,125,839   FNMA #725423                                                        5.50          05/01/2034           7,543,449
   5,020,596   FNMA #725424                                                        5.50          04/01/2034           5,314,828
   8,293,678   FNMA #725598                                                        5.50          07/01/2034           8,770,657
      29,900   FNMA #725690                                                        6.00          08/01/2034              32,083
   4,204,270   FNMA #725773                                                        5.50          09/01/2034           4,446,062
     171,465   FNMA #735036                                                        5.50          12/01/2034             181,326
   4,431,228   FNMA #735073                                                        6.00          10/01/2019           4,769,058
  13,861,149   FNMA #735503                                                        6.00          04/01/2035          14,890,524
     819,362   FNMA #735504                                                        6.00          04/01/2035             881,235
      28,685   FNMA #735667                                                        5.00          07/01/2035              29,879
     335,485   FNMA #735676                                                        5.00          07/01/2035             349,451
     338,787   FNMA #735912                                                        5.50          10/01/2035             357,433
     109,207   FNMA #735913                                                        5.50          10/01/2035             115,300
   4,143,521   FNMA #745238                                                        6.00          12/01/2020           4,467,185
     321,332   FNMA #745500                                                        5.50          12/01/2018             344,794
      54,988   FNMA #745751                                                        5.50          09/01/2035              58,210
   1,757,695   FNMA #838303+/-                                                     5.97          07/01/2037           1,839,276
   8,019,018   FNMA #878099                                                        6.00          04/01/2036           8,531,841
   2,566,018   FNMA #888560                                                        6.00          11/01/2035           2,756,579
   2,239,738   FNMA #888635                                                        5.50          09/01/2036           2,370,997
   3,737,980   FNMA #888941+/-                                                     6.01          10/01/2037           3,913,616
   7,691,238   FNMA #889069                                                        5.50          01/01/2021           8,267,236
   2,330,225   FNMA #889131+/-                                                     5.65          09/01/2037           2,450,924
   3,481,070   FNMA #889183                                                        5.50          09/01/2021           3,741,767
   5,420,497   FNMA #889213                                                        5.50          10/01/2020           5,833,214
  11,341,787   FNMA #889318                                                        5.50          07/01/2020          12,191,175
     294,272   FNMA #889451                                                        6.00          05/01/2038             312,493
   5,292,534   FNMA #889568                                                        5.50          03/01/2020           5,688,892
  37,843,246   FNMA #889585                                                        5.50          09/01/2036          40,019,655
     968,668   FNMA #889688                                                        5.50          12/01/2019           1,041,212
  24,772,818   FNMA #890141                                                        5.50          12/01/2020          26,628,057
   1,676,357   FNMA #893916+/-                                                     6.28          10/01/2036           1,759,388
   1,429,398   FNMA #905629+/-                                                     6.11          12/01/2036           1,505,315
   4,173,873   FNMA #906326+/-                                                     5.61          01/01/2037           4,375,004
   1,866,983   FNMA #906403+/-                                                     6.01          01/01/2037           1,960,018
   2,353,339   FNMA #906404+/-                                                     5.92          01/01/2037           2,471,188
   1,658,110   FNMA #909569+/-                                                     5.89          02/01/2037           1,740,438
   4,143,425   FNMA #909946+/-                                                     5.87          03/01/2037           4,324,697
   1,543,775   FNMA #910291+/-                                                     5.89          03/01/2037           1,612,045
   1,691,011   FNMA #910293+/-                                                     5.93          03/01/2037           1,773,895
   3,638,017   FNMA #914396+/-                                                     5.81          03/01/2037           3,797,950
   3,632,154   FNMA #914526+/-                                                     5.87          04/01/2037           3,791,524
   2,756,380   FNMA #914783+/-                                                     5.91          04/01/2037           2,880,201
   1,981,547   FNMA #914819+/-                                                     5.97          04/01/2037           2,076,677
   1,413,834   FNMA #917820+/-                                                     5.66          05/01/2037           1,480,378
   1,527,891   FNMA #917893+/-                                                     5.57          05/01/2037           1,600,037
   2,055,451   FNMA #918171+/-                                                     5.71          05/01/2037           2,151,237
   1,521,013   FNMA #918198+/-                                                     5.95          05/01/2037           1,588,108
     939,079   FNMA #929243                                                        5.50          02/01/2038             994,103
  11,437,672   FNMA #931676                                                        5.50          01/01/2019          12,308,537
   2,031,167   FNMA #933255+/-                                                     5.47          09/01/2037           2,120,004
   3,383,722   FNMA #938185+/-                                                     5.94          07/01/2037           3,544,431
   3,386,753   FNMA #938229+/-                                                     5.95          07/01/2037           3,542,518
   1,080,192   FNMA #941143+/-                                                     6.01          10/01/2037           1,130,247
   2,863,298   FNMA #942257+/-                                                     5.97          07/01/2037           2,997,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     58,067   FNMA #942510                                                        6.00%         08/01/2037    $         61,672
   1,021,298   FNMA #945646+/-                                                     6.07          09/01/2037           1,071,625
     570,338   FNMA #945657+/-                                                     6.25          09/01/2037             596,749
   2,526,827   FNMA #947424+/-                                                     5.91          10/01/2037           2,650,803
   4,630,222   FNMA #949782+/-                                                     5.80          08/01/2037           4,835,773
   1,688,407   FNMA #952835+/-                                                     5.91          09/01/2037           1,777,379
   1,609,064   FNMA #959331+/-                                                     6.03          11/01/2037           1,683,224
   2,870,614   FNMA #959380+/-                                                     5.82          11/01/2037           3,007,921
     156,231   FNMA #960622                                                        6.00          01/01/2038             165,929
     162,564   FNMA #966902+/-                                                     6.18          12/01/2047             171,432
  30,876,387   FNMA #983499                                                        5.50          07/01/2035          32,685,894
     538,501   FNMA #994637                                                        5.50          11/01/2038             570,054
     577,279   FNMA #995023                                                        5.50          08/01/2037             609,486
  32,848,362   FNMA #995182                                                        5.50          06/01/2020          35,349,439
     355,843   FNMA #995203                                                        5.00          07/01/2035             370,823
     486,452   FNMA #995226                                                        6.00          11/01/2038             516,649
  42,359,969   FNMA #995233                                                        5.50          10/01/2021          45,558,786
   9,694,409   FNMA #995284                                                        5.50          03/01/2020          10,402,247
   9,681,585   FNMA #995485                                                        6.00          04/01/2035          10,412,674
      69,528   FNMA #995486                                                        6.00          03/01/2036              74,779
   3,753,390   FNMA #995508                                                        6.00          12/01/2035           4,032,129
      42,830   FNMA #995664                                                        4.50          11/01/2033              43,637
  19,611,734   FNMA #AC8655                                                        4.50          02/01/2040          19,883,366
   4,963,191   FNMA #AD0086+/-                                                     5.67          02/01/2039           5,192,107
   4,779,015   FNMA #AD0211                                                        5.50          05/01/2019           5,127,955
   3,696,576   FNMA #AD0212                                                        5.50          04/01/2021           3,978,034
     255,442   FNMA #AD0250                                                        5.50          04/01/2035             270,731
  17,545,737   FNMA #AD0419+/-                                                     5.50          05/01/2038          18,600,444
   6,842,448   FNMA #AD0531                                                        5.50          11/01/2023           7,363,432
  10,059,348   FNMA #AD0584                                                        7.00          01/01/2039          10,907,945
  34,820,000   FNMA #AD1593                                                        4.50          02/01/2040          35,302,273
                                                                                                                    917,120,941
                                                                                                               ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.37%
  48,100,000   GNMA                                                                4.50          10/20/2039          48,784,030
  42,300,000   GNMA%%                                                              4.50          10/20/2039          42,729,726
   8,336,372   GNMA #782044                                                        6.50          12/15/2032           9,062,686
                                                                                                                    100,576,442
                                                                                                               ----------------
TOTAL AGENCY SECURITIES (COST $1,241,870,347)                                                                     1,256,590,144
                                                                                                               ----------------
ASSET BACKED SECURITIES: 6.24%
  22,418,000   ALLY MASTER OWNER TRUST+++/-                                        1.98          01/15/2015          22,418,339
   3,618,000   BANK OF AMERICA CREDIT CARD TRUST+/-                                0.25          06/17/2013           3,602,750
   1,194,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1 CLASS A1+/-        0.81          04/15/2013           1,194,985
   6,746,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS
                  A3                                                               5.05          02/15/2016           7,344,151
   4,188,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A5 CLASS
                  A5                                                               4.85          02/18/2014           4,374,854
   5,469,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009 CLASS A5            2.25          12/23/2014           5,505,408
   4,277,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009 CLASS A5            4.85          04/22/2015           4,626,145
     869,707   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                  CLASS A2A+/-                                                     0.27          12/25/2036             808,809
   4,355,000   DISCOVER CARD MASTER TRUST SERIES 2009-A1 CLASS A1+/-               1.53          12/15/2014           4,400,142
  31,353,000   DISCOVER CARD MASTER TRUST SERIES 2009-A2 CLASS A+/-                1.53          02/17/2015          31,864,615
  14,371,000   DISCOVER CARD MASTER TRUST SERIES 2010-A1 CLASS A1+/-               0.90          09/15/2015          14,354,693
   7,545,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST+++/-                       1.88          12/15/2014           7,580,625
     274,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4             4.55          01/15/2017             291,836
   4,064,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-2 CLASS A4             3.32          02/15/2017           4,210,210
   2,084,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-3 CLASS A4             2.54          04/15/2017           2,104,654

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
ASSET BACKED SECURITIES (continued)
$  1,905,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-4 CLASS A4             2.40%         07/15/2014    $      1,914,695
   7,946,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CIB4 CLASS A3                                        6.16          05/12/2034           8,432,380
     390,031   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-           0.27          01/25/2037             379,728
     358,675   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-          0.28          12/25/2036             349,203
     733,494   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS
                  2A1S+/-                                                          0.34          02/25/2047             559,019
   4,246,000   NORDSTROM CREDIT CARD MASTER TRUST SERIES 2007-2 CLASS A+++/-       0.29          05/15/2015           4,119,625
   1,023,238   SLM STUDENT LOAN TRUST SERIES 2002-5 CLASS A4L+/-                   0.40          09/17/2018           1,017,398
     907,548   SLM STUDENT LOAN TRUST SERIES 2003-3 CLASS A4+/-                    0.47          12/15/2017             903,745
     978,667   SLM STUDENT LOAN TRUST SERIES 2003-6 CLASS A4+/-                    0.45          12/17/2018             975,442
  19,877,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                   1.85          12/15/2032          21,010,510
   3,207,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                    1.90          07/25/2022           3,367,343
   2,320,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A2+/-                    1.35          10/25/2016           2,359,610
  23,291,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-                    1.95          07/25/2023          24,635,909
   1,340,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-        0.33          06/15/2012           1,335,228
TOTAL ASSET BACKED SECURITIES (COST $184,217,903)                                                                   186,042,051
                                                                                                               ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.06%
   3,083,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2+/-         7.78          10/13/2026           3,267,839
   1,301,968   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2000-2 CLASS E+/-                                                7.63          09/15/2032           1,298,821
   1,345,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2002-PB2 CLASS B                                                 6.31          06/11/2035           1,415,079
   1,762,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-4 CLASS A5A+/-                                              4.93          07/10/2045           1,757,291
   1,501,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-6 CLASS A4+/-                                               5.18          09/10/2047           1,558,002
   3,019,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2006-1 CLASS A4+/-                                               5.37          09/10/2045           3,070,678
   3,151,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION SERIES
                  2006-5 CLASS A4+/-                                               5.41          09/10/2047           3,101,865
   1,040,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2001-TOP4 CLASS A3+/-                                     5.61          11/15/2033           1,082,491
   2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2002-PBW1 CLASS A2                                        4.72          11/11/2035           2,759,555
   3,912,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2002-T0P8 CLASS A2                                        4.83          08/15/2038           4,077,108
     837,917   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2003-T12 CLASS A3                                         4.24          08/13/2039             848,885
   1,554,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004 CLASS A3                                             5.47          06/11/2041           1,610,362
   2,187,893   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-PWR4 CLASS A2                                        5.29          06/11/2041           2,272,294
   7,474,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2005-PW10 CLASS A4                                        5.41          12/11/2040           7,683,322
   1,979,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2005-PWR9 CLASS AAB                                       4.80          09/11/2042           2,050,411
   9,466,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES, CLASS A2               6.46          10/15/2036          10,079,503
   8,291,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4             6.98          01/17/2032           9,029,454
   7,494,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
                  CLASS A2++                                                       6.10          07/16/2034           7,832,733
   2,871,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB2A
                  CLASS A4                                                         4.72          03/10/2039           2,922,656
   2,914,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB3A
                  CLASS A5+/-                                                      5.31          07/10/2037           2,992,281
  13,801,734   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                  CLASS A2                                                         7.42          08/15/2033          13,833,303
   3,965,922   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CKN5 CLASS A4                                        5.44          09/15/2034           4,102,697
     907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKN2 CLASS A3                                        6.13          04/15/2037             961,523

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     51,915   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKS4 CLASS A1                                        4.49%         11/15/2036    $         52,816
     403,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKS4 CLASS A2                                        5.18          11/15/2036             422,486
   1,473,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CP5 CLASS A2                                         4.94          12/15/2035           1,538,122
   5,446,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CK2 CLASS A4                                         4.80          03/15/2036           5,668,363
   1,954,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CPN1 CLASS A2                                        4.60          03/15/2035           2,016,344
     616,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS A3                                          4.81          02/15/2038             618,835
   3,641,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS A4                                          5.01          02/15/2038           3,714,363
  13,322,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C2 CLASS A4                                          4.83          04/15/2037          13,385,442
   2,109,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C5 CLASS A4                                          5.10          08/15/2038           2,157,251
   1,496,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4+/-                       0.29          06/18/2013           1,492,269
   6,400,000   FHLMC                                                               5.00          06/15/2039           6,652,000
   3,752,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES SERIES
                  K003 CLASS AAB                                                   4.77          05/25/2018           3,929,344
   6,218,000   FHLMC SERIES 2542 CLASS ES                                          5.00          12/15/2017           6,632,682
   3,954,000   FHLMC SERIES 2558 CLASS BD                                          5.00          01/15/2018           4,242,079
   7,318,000   FHLMC SERIES 2590 CLASS BY                                          5.00          03/15/2018           7,839,784
   3,236,000   FHLMC SERIES 2590 CLASS NU                                          5.00          06/15/2017           3,379,199
   2,999,000   FHLMC SERIES 2676 CLASS CY                                          4.00          09/15/2018           3,115,874
   2,148,000   FHLMC SERIES 2690 CLASS TV                                          4.50          11/15/2025           2,214,538
   2,187,000   FHLMC SERIES 2694 CLASS QG                                          4.50          01/15/2029           2,298,435
     592,554   FHLMC SERIES 2727 CLASS PW                                          3.57          06/15/2029             606,409
   1,967,000   FHLMC SERIES 2765 CLASS CT                                          4.00          03/15/2019           2,019,501
   3,006,000   FHLMC SERIES 2790 CLASS TN                                          4.00          05/15/2024           3,034,550
   3,367,000   FHLMC SERIES 2843 CLASS BC                                          5.00          08/15/2019           3,607,313
   1,296,000   FHLMC SERIES 2875 CLASS HB                                          4.00          10/15/2019           1,319,598
   6,657,000   FHLMC SERIES 2888 CLASS CG                                          5.00          08/15/2033           7,044,887
   5,006,060   FHLMC SERIES 2899 CLASS PD                                          5.00          04/15/2033           5,280,625
   6,317,000   FHLMC SERIES 2934 CLASS CI                                          5.00          01/15/2034           6,708,648
   4,221,000   FHLMC SERIES 2985 CLASS JR                                          4.50          06/15/2025           4,366,229
     313,000   FHLMC SERIES 3008 CLASS JM                                          4.50          07/15/2025             322,132
   2,948,860   FHLMC SERIES 3028 CLASS PG                                          5.50          09/15/2035           3,183,578
     158,247   FHLMC SERIES 3035 CLASS PA                                          5.50          09/15/2035             170,998
   5,666,603   FHLMC SERIES 3052 CLASS MH                                          5.25          10/15/2034           5,981,807
   8,003,000   FHLMC SERIES 3099 CLASS OG                                          5.00          06/15/2034           8,467,943
   5,951,000   FHLMC SERIES 3128 CLASS BE                                          5.00          05/15/2033           6,286,457
     264,000   FHLMC SERIES 3234 CLASS MC                                          4.50          10/15/2036             259,595
   5,537,000   FHLMC SERIES 3289 CLASS PC                                          5.00          12/15/2032           5,704,520
   3,682,512   FHLMC SERIES 3325 CLASS JL                                          5.50          06/15/2037           3,960,369
   3,041,000   FHLMC SERIES 3372 CLASS BD                                          4.50          10/15/2022           3,175,282
   4,327,500   FHLMC SERIES 3465 CLASS HA                                          4.00          07/15/2017           4,515,719
      23,893   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
                  CLASS 2A10                                                       6.00          11/25/2036              19,035
   1,839,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                  CLASS B                                                          6.42          12/12/2033           1,883,425
   1,594,767   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2002-C
                  CLASS A2                                                         6.14          02/12/2034           1,683,111
  36,836,044   FNMA SERIES 2001-81 CLASS HE                                        6.50          01/25/2032          39,322,477
   3,117,000   FNMA SERIES 2002-94 CLASS HQ                                        4.50          01/25/2018           3,288,413
   1,888,627   FNMA SERIES 2003-108 CLASS BE                                       4.00          11/25/2018           1,956,234
     832,000   FNMA SERIES 2003-125 CLASS AY                                       4.00          12/25/2018             858,008
   4,952,000   FNMA SERIES 2003-3 CLASS HJ                                         5.00          02/25/2018           5,286,362
   1,642,000   FNMA SERIES 2004-3 CLASS HT                                         4.00          02/25/2019           1,691,661
   1,683,205   FNMA SERIES 2004-60 CLASS PA                                        5.50          04/25/2034           1,799,803
   2,291,000   FNMA SERIES 2004-80 CLASS LE                                        4.00          11/25/2019           2,359,282

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,364,000   FNMA SERIES 2004-81 CLASS KE                                        4.50%         11/25/2019    $      1,435,663
  13,121,000   FNMA SERIES 2005-16 CLASS PE                                        5.00          03/25/2034          13,955,521
   4,044,000   FNMA SERIES 2005-30 CLASS UE                                        5.00          01/25/2034           4,267,388
   1,440,632   FNMA SERIES 2005-58 CLASS MA                                        5.50          07/25/2035           1,559,105
   5,537,000   FNMA SERIES 2007-113 CLASS DB                                       4.50          12/25/2022           5,760,935
   4,543,024   FNMA SERIES 2007-30 CLASS MA                                        4.25          02/25/2037           4,747,651
   5,084,321   FNMA SERIES 2007-39 CLASS NA                                        4.25          01/25/2037           5,316,065
   8,527,434   FNMA SERIES 2007-77 CLASS MH                                        6.00          12/25/2036           9,242,091
     843,000   FNMA SERIES 2008-66 CLASS B                                         5.00          08/25/2023             891,675
   5,090,170   FNMA SERIES 2009-71 CLASS JT                                        6.00          06/25/2036           5,450,458
   5,216,438   FNMA SERIES 2009-71 CLASS XB                                        5.00          03/25/2038           5,401,891
  10,405,979   FNMA SERIES 2009-78 CLASS J                                         5.00          09/25/2019          10,984,811
   9,098,000   FNMA SERIES 2009-M1 CLASS A2                                        4.29          07/25/2019           9,322,733
   6,303,000   FNMA SERIES 2009-M2 CLASS A3                                        4.00          01/25/2019           6,277,824
   1,494,000   FNMA SERIES 2010-M1 CLASS A1                                        3.31          06/25/2019           1,501,464
   2,344,000   FNMA SERIES 2010-M1 CLASS A2                                        4.45          09/25/2019           2,355,583
   4,029,000   FNMA SERIES K004 CLASS A2                                           4.19          08/25/2019           4,074,887
   1,600,000   FNMA SERIES K005 CLASS A1                                           3.48          04/25/2019           1,627,136
  12,388,000   FNMA SERIES K005 CLASS A2                                           4.32          11/25/2019          12,623,350
         741   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                  CLASS A3                                                         6.03          08/11/2033                 748
     885,560   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
                  CLASS A1                                                         5.56          06/10/2038             903,064
   4,207,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
                  CLASS A3                                                         6.27          12/10/2035           4,469,468
   2,350,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1
                  CLASS A5                                                         4.77          06/10/2048           2,353,500
  11,088,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C4
                  CLASS A4+/-                                                      5.34          11/10/2045          11,449,205
     200,534   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2000-C2 CLASS A2                                                 7.46          08/16/2033             201,970
   4,654,425   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2001-C2 CLASS A2                                                 6.70          04/15/2034           4,858,485
     809,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2001-C2 CLASS B                                                  6.79          04/15/2034             848,569
   4,671,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2002-C3 CLASS A2                                                 4.93          07/10/2039           4,889,108
   1,410,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-C2 CLASS A2+/-                                              5.48          05/10/2040           1,499,843
   3,652,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-C3 CLASS A4                                                 5.02          04/10/2040           3,827,425
   2,577,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-C2 CLASS A4+/-                                              5.30          08/10/2038           2,652,144
   1,956,000   GNMA SERIES 2006-37 CLASS JG                                        5.00          07/20/2036           2,057,835
   5,402,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-G5 CLASS A2                                                 5.12          04/10/2037           5,472,268
   1,348,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG CLASS AAB                                                5.19          04/10/2037           1,407,332
   2,000,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG3 CLASS A4                                                4.80          08/10/2042           2,017,711
  10,792,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG5 CLASS A5                                                5.22          04/10/2037          10,830,018
   7,187,078   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2006-GG7 CLASS A4+/-                                             5.88          07/10/2038           7,125,166
   1,855,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2007-GG1 CLASS A6                                                5.14          06/10/2036           1,918,394
  11,326,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
                  A2++                                                             6.45          08/05/2018          12,118,227
   3,319,227   GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1 CLASS A2       4.32          10/10/2028           3,354,769
     176,125   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                  CLASS C+/-                                                       7.02          05/15/2031             176,177
   1,537,000   JPMORGAN CHASE COMMERCIAL MORTGAGE FINANACE CORPORATION
                  SERIES 2000-C10 CLASS C+/-                                       7.64          08/15/2032           1,538,522
     154,194   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2000-C10 CLASS A2                                         7.37          08/15/2032             154,199

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,040,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-C1 CLASS A3                                          5.86%         10/12/2035    $     1,087,979
   6,310,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB3 CLASS A3                                        6.47          11/15/2035          6,660,524
   1,486,699   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIBC CLASS A3                                        6.26          03/15/2033          1,526,343
   1,334,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CIB5 CLASS A2                                        5.16          10/12/2037          1,400,221
   1,040,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-PM1A CLASS A4                                        5.33          08/12/2040          1,090,270
   4,603,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-CB9 CLASS A4                                         5.38          06/12/2041          4,723,011
   2,011,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP4 CLASS A4                                        4.92          10/15/2042          2,039,576
   3,316,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006 CLASS A4                                             5.48          12/12/2044          3,360,602
   2,488,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP7 CLASS A2+/-                                     5.86          04/15/2045          2,568,885
   3,811,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP9 CLASS A3                                        5.34          05/15/2047          3,535,826
   4,958,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2007-C1 CLASS A4                                          5.72          02/15/2051          4,346,605
   1,131,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2007-CB19 CLASS A2+/-                                     5.75          02/12/2049          1,184,984
  12,947,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2007-LDPX CLASS A2S                                       5.31          01/15/2049         12,788,107
     192,365   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2008-C2 CLASS A1                                          5.02          02/12/2051            196,913
   5,958,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2009-IWST CLASS A2++                                      5.63          12/05/2027          6,248,070
   3,253,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST+/-                    5.87          06/15/2032          3,363,947
   5,121,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST+/-                    5.88          06/15/2038          5,129,070
   4,532,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST                       5.37          09/15/2039          4,570,851
   1,038,014   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                  CLASS A2                                                         6.65          11/15/2027          1,078,084
   6,652,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                  CLASS A4                                                         5.59          06/15/2031          7,044,632
   1,514,991   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                  CLASS A4                                                         4.56          09/15/2026          1,557,299
   2,763,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                  CLASS A5                                                         4.85          09/15/2031          2,888,637
   2,379,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C3
                  CLASS A4                                                         4.17          05/15/2032          2,440,927
     939,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                  CLASS A4                                                         5.12          11/15/2032            984,898
   1,233,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7
                  CLASS A5                                                         4.63          10/15/2029          1,247,895
   4,670,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                  CLASS A2                                                         5.32          02/15/2040          4,815,801
   2,662,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                  CLASS A3                                                         5.40          02/15/2040          2,727,687
     686,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                  CLASS AAB                                                        5.40          02/15/2040            687,478
   1,194,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1        6.15          04/15/2041          1,238,436
   2,169,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A             4.95          07/12/2038          2,182,984
   3,532,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                   5.15          06/13/2041          3,673,690
  14,379,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                   4.97          04/14/2040         14,332,339
   7,000,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4+/-                5.40          06/15/2038          7,250,122
   2,015,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                   5.27          06/13/2041          2,059,439

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,400,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                   5.17%         01/14/2042    $      1,451,627
   3,394,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                  4.99          08/13/2042           3,468,912
     332,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                   4.52          12/13/2041             339,190
   1,076,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A5                   4.78          12/13/2041           1,095,507
   3,539,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A2                   5.37          03/12/2044           3,610,418
   5,664,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A4+/-                5.39          03/12/2044           5,811,456
   3,324,000   MORGAN STANLEY CAPITAL I SERIES 2006-T23 CLASS A4                   5.81          08/12/2041           3,507,718
   1,646,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS B       6.55          07/15/2033           1,720,419
   8,609,947   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4      6.39          10/15/2035           9,084,693
   1,018,507   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3        6.51          04/15/2034           1,076,717
     924,051   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4       5.74          12/15/2035             972,525
  12,100,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2       4.92          03/12/2035          12,555,963
     759,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ4 CLASS A2       4.07          05/15/2040             773,264
   5,310,206   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4       5.01          04/15/2038           5,492,785
   2,979,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4       4.80          01/13/2041           3,055,784
   1,104,423   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-T15 CLASS A2       4.69          06/13/2041           1,115,828
   5,471,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB      5.04          01/14/2042           5,686,480
   4,821,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS
                  AAB+/-                                                           5.18          11/14/2042           5,048,893
   8,495,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-IQ9 CLASS A5       4.70          07/15/2056           8,600,832
   4,077,000   MORGAN STANLEY DEAN WITTER CAPTIAL I SERIES 2003-TOP9 CLASS A2      4.74          11/13/2036           4,243,875
   5,927,484   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C        6.69          03/15/2030           6,399,903
   1,617,000   PRUDENTIAL MORTGAGE CAPITAL FUNDING LLC SERIES 2001-ROCK
                  CLASS B                                                          6.76          05/10/2034           1,699,761
           0   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2        6.59          12/18/2033                   0
   2,419,000   SALOMON BROTHERS MORTGAGE SECURITIES VII INCORPORATED SERIES
                  2000-C2 CLASS C+/-                                               7.73          07/18/2033           2,422,596
   1,735,233   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                  CLASS A2                                                         4.47          03/18/2036           1,791,174
     100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS
                  A+/-                                                             0.75          02/25/2028              88,185
   5,335,769   US BANK NA SERIES 2007-1 CLASS A                                    5.92          05/25/2012           5,556,296
   2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
                  A4(l)                                                            6.29          04/15/2034           2,861,285
   1,969,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                  A3(l)                                                            4.96          08/15/2035           2,010,903
     372,989   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                  A1++(l)                                                          4.24          10/15/2035             376,962
   1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                  A3(l)                                                            4.45          11/15/2035           1,693,250
   1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
                  A4(l)                                                            5.03          01/15/2041           1,584,128
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $694,351,698)                                                       717,292,189
                                                                                                               ----------------
CORPORATE BONDS & NOTES: 15.39%
BEVERAGES: 0.80%
   9,445,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                       4.13          01/15/2015           9,730,614
   6,510,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                       7.75          01/15/2019           7,836,035
   6,340,000   PEPSICO INCORPORATED                                                5.50          01/15/2040           6,434,130
                                                                                                                     24,000,779
                                                                                                               ----------------
BIOTECHNOLOGY: 0.41%
   3,710,000   AMGEN INCORPORATED                                                  6.40          02/01/2039           4,115,254
   2,880,000   LIFE TECHNOLOGIES CORPORATION                                       4.40          03/01/2015           2,915,605
   5,060,000   LIFE TECHNOLOGIES CORPORATION                                       6.00          03/01/2020           5,216,931
                                                                                                                     12,247,790
                                                                                                               ----------------
CHEMICALS: 0.69%
   6,000,000   DOW CHEMICAL COMPANY                                                4.85          08/15/2012           6,386,712
   3,180,000   DOW CHEMICAL COMPANY                                                5.90          02/15/2015           3,442,891

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
CHEMICALS (continued)
$  8,785,000   DOW CHEMICAL COMPANY                                                8.55%         05/15/2019    $     10,620,301
                                                                                                                     20,449,904
                                                                                                               ----------------
COMMUNICATIONS: 0.90%
   5,546,000   COMCAST CORPORATION                                                 8.38          03/15/2013           6,438,895
   5,200,000   COMCAST CORPORATION                                                 5.15          03/01/2020           5,247,310
   3,570,000   COMCAST CORPORATION                                                 6.40          03/01/2040           3,632,382
   5,090,000   GRUPO TELEVISA SA++                                                 6.63          01/15/2040           5,002,401
   6,181,000   QWEST CORPORATION                                                   7.50          10/01/2014           6,582,765
                                                                                                                     26,903,753
                                                                                                               ----------------
DEPOSITORY INSTITUTIONS: 2.09%
   5,525,000   BANK OF AMERICA CORPORATION                                         7.38          05/15/2014           6,212,642
   3,730,000   BANK OF AMERICA CORPORATION                                         6.00          09/01/2017           3,841,990
   1,640,000   BANK OF AMERICA CORPORATION                                         5.75          12/01/2017           1,660,754
   3,195,000   BANK OF AMERICA CORPORATION                                         7.63          06/01/2019           3,613,079
   3,765,000   BARCLAYS BANK PLC                                                   5.13          01/08/2020           3,696,805
   4,120,000   CAPITAL ONE BANK USA NA                                             8.80          07/15/2019           4,950,922
   9,195,000   CITIGROUP INCORPORATED                                              1.88          10/22/2012           9,278,711
   5,175,000   CITIGROUP INCORPORATED                                              6.38          08/12/2014           5,492,217
   4,845,000   CITIGROUP INCORPORATED                                              6.13          05/15/2018           4,861,303
   4,075,000   CREDIT SUISSE (NEW YORK)                                            5.30          08/13/2019           4,174,593
   5,975,000   CREDIT SUISSE AG                                                    5.40          01/14/2020           6,001,039
   8,485,000   WESTPAC BANKING CORPORATION                                         2.25          11/19/2012           8,528,070
                                                                                                                     62,312,125
                                                                                                               ----------------
ELECTRIC UTILITIES: 0.48%
   3,190,000   FIRSTENERGY SOLUTIONS COMPANY                                       4.80          02/15/2015           3,326,360
   5,215,000   FIRSTENERGY SOLUTIONS COMPANY                                       6.05          08/15/2021           5,374,287
   2,345,000   FIRSTENERGY SOLUTIONS COMPANY                                       6.80          08/15/2039           2,396,203
   2,995,000   PROGRESS ENERGY INCORPORATED                                        6.85          04/15/2012           3,296,722
                                                                                                                     14,393,572
                                                                                                               ----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.63%
  11,310,000   DOMINION RESOURCES INCORPORATED PUTTABLE                            8.88          01/15/2019          14,423,473
   6,655,000   DPL INCORPORATED                                                    6.88          09/01/2011           7,164,560
   4,875,000   DUKE ENERGY CORPORATION                                             6.30          02/01/2014           5,440,895
   3,750,000   ELECTRICITE DE FRANCE SA++                                          5.60          01/27/2040           3,669,896
  10,400,000   NEVADA POWER COMPANY SERIES A                                       8.25          06/01/2011          11,252,966
   2,545,000   WILLIAMS PARTNERS LP++                                              3.80          02/15/2015           2,570,962
   4,165,000   WILLIAMS PARTNERS LP++                                              6.30          04/15/2040           4,164,633
                                                                                                                     48,687,385
                                                                                                               ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.27%
   1,520,000   EXELON GENERATION COMPANY LLC                                       5.20          10/01/2019           1,547,135
   1,580,000   EXELON GENERATION COMPANY LLC                                       6.25          10/01/2039           1,616,568
   4,472,000   HEWLETT-PACKARD COMPANY                                             4.75          06/02/2014           4,848,596
                                                                                                                      8,012,299
                                                                                                               ----------------
FOOD MANUFACTURERS & PURVEYORS: 0.20%
   5,820,000   KRAFT FOODS INCORPORATED CLASS A                                    6.50          02/09/2040           6,049,805
                                                                                                               ----------------
HEALTH SERVICES: 0.17%
   5,239,000   COVENTRY HEALTH CARE INCORPORATED                                   5.95          03/15/2017           4,963,743
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
INSURANCE CARRIERS: 0.33%
$  3,235,000   LIBERTY MUTUAL GROUP++(i)                                           7.50%         08/15/2036    $      3,081,797
   6,085,000   UNITEDHEALTH GROUP INCORPORATED                                     6.88          02/15/2038           6,687,464
                                                                                                                      9,769,261
                                                                                                               ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.18%
   5,150,000   VALE OVERSEAS LIMITED                                               6.88          11/10/2039           5,245,388
                                                                                                               ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.81%
   4,060,000   AMERICAN EXPRESS COMPANY                                            7.25          05/20/2014           4,628,493
   4,600,000   CREDIT SUISSE NEW YORK                                              6.00          02/15/2018           4,832,424
   6,540,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                            6.00          10/01/2017           7,030,173
   5,395,000   JPMORGAN CHASE CAPITAL XXV                                          6.80          10/01/2037           5,276,434
   2,225,000   PRIVATE EXPORT FUNDING CORPORATION                                  3.05          10/15/2014           2,244,057
                                                                                                                     24,011,581
                                                                                                               ----------------
OIL & GAS EXTRACTION: 0.64%
   5,262,000   ANADARKO PETROLEUM CORPORATION                                      8.70          03/15/2019           6,615,076
   2,152,000   ANADARKO PETROLEUM CORPORATION                                      6.45          09/15/2036           2,256,168
   3,255,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                             6.88          01/20/2040           3,315,514
   3,840,000   VALERO ENERGY CORPORATION                                           9.38          03/15/2019           4,613,622
   1,970,000   XTO ENERGY INCORPORATED                                             6.75          08/01/2037           2,322,691
                                                                                                                     19,123,071
                                                                                                               ----------------
PHARMACEUTICALS: 0.25%
   6,725,000   PFIZER INCORPORATED                                                 5.35          03/15/2015           7,475,604
                                                                                                               ----------------
PIPELINES: 0.71%
   2,950,000   ENERGY TRANSFER PARTNERS LP                                         8.50          04/15/2014           3,452,727
   5,325,000   ENERGY TRANSFER PARTNERS LP                                         9.00          04/15/2019           6,551,885
  10,670,000   KINDER MORGAN INCORPORATED                                          6.50          09/01/2012          11,176,825
                                                                                                                     21,181,437
                                                                                                                ---------------
REAL ESTATE: 0.49%
   3,580,000   WEA FINANCE LLC++                                                   7.50          06/02/2014           4,043,327
   7,400,000   WEA FINANCE LLC++                                                   7.13          04/15/2018           8,120,812
   2,355,000   WEA FINANCE LLC++                                                   6.75          09/02/2019           2,524,965
                                                                                                                     14,689,104
                                                                                                               ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.52%
   3,185,000   DIGITAL REALTY TRUST LP++                                           5.88          02/01/2020           3,149,252
   1,755,000   HCP INCORPORATED SERIES MTN                                         6.30          09/15/2016           1,761,718
   1,995,000   HCP INCORPORATED SERIES MTN                                         6.70          01/30/2018           2,002,729
   5,460,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                         5.65          12/15/2013           5,625,957
   1,115,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                         6.00          01/30/2017           1,081,366
   1,845,000   MACK-CALI REALTY CORPORATION                                        7.75          08/15/2019           2,038,784
                                                                                                                     15,659,806
                                                                                                               ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.79%
   2,925,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                      6.95          08/10/2012           3,257,681
   8,509,000   GOLDMAN SACHS CAPITAL II                                            5.79          12/29/2049           6,785,928
   2,340,000   GOLDMAN SACHS GROUP INCORPORATED                                    7.50          02/15/2019           2,678,118
   5,217,000   GOLDMAN SACHS GROUP INCORPORATED                                    6.75          10/01/2037           5,058,221
   7,592,000   LAZARD GROUP LLC                                                    7.13          05/15/2015           8,077,516
   7,467,000   LAZARD GROUP LLC                                                    6.85          06/15/2017           7,583,985
   6,413,000   MORGAN STANLEY                                                      4.10          01/26/2015           6,402,310
   7,895,000   MORGAN STANLEY                                                      5.50          01/26/2020           7,734,155

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$  2,610,000   MORGAN STANLEY                                                      7.25%         04/01/2032    $      2,926,844
   2,750,000   MORGAN STANLEY SERIES MTN                                           5.95          12/28/2017           2,834,455
                                                                                                                     53,339,213
                                                                                                               ----------------
SOFTWARE: 0.26%
   3,540,000   ADOBE SYSTEMS INCORPORATED                                          3.25          02/01/2015           3,568,780
   4,240,000   ADOBE SYSTEMS INCORPORATED                                          4.75          02/01/2020           4,213,356
                                                                                                                      7,782,136
                                                                                                               ----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 0.10%
   2,750,000   CAREFUSION CORPORATION                                              4.13          08/01/2012           2,856,598
                                                                                                               ----------------
TELECOMMUNICATIONS: 1.24%
   7,395,000   CELLCO PARTNERSHIP                                                  3.75          05/20/2011           7,638,214
  10,015,000   CELLCO PARTNERSHIP                                                  7.38          11/15/2013          11,625,312
   3,170,000   CELLCO PARTNERSHIP                                                  8.50          11/15/2018           3,992,469
   7,115,000   CISCO SYSTEMS INCORPORATED                                          4.45          01/15/2020           7,109,031
   6,815,000   CISCO SYSTEMS INCORPORATED                                          5.50          01/15/2040           6,610,489
                                                                                                                     36,975,515
                                                                                                               ----------------
TOBACCO PRODUCTS: 0.43%
   8,265,000   ALTRIA GROUP INCORPORATED                                           9.70          11/10/2018          10,393,775
   1,795,000   ALTRIA GROUP INCORPORATED                                          10.20          02/06/2039           2,429,301
                                                                                                                     12,823,076
                                                                                                               ----------------
TOTAL CORPORATE BONDS & NOTES (COST $437,149,297)                                                                   458,952,945
                                                                                                               ----------------
FOREIGN CORPORATE BONDS: 6.05%
  12,650,000   ACHMEA HYPOTHEEKBANK NV++                                           3.20          11/03/2014          12,901,305
   8,129,000   AMERICA MOVIL SAB DE CV++                                           5.00          10/16/2019           8,035,118
   6,175,000   BANCO MACRO SA++                                                    5.50          07/12/2020           6,066,938
   6,030,000   BARCLAYS BANK PLC SERIES 1                                          5.00          09/22/2016           6,156,256
   6,335,000   BP CAPITAL MARKETS PLC                                              3.88          03/10/2015           6,620,601
   4,085,000   BRITISH SKY BROADCASTING GROUP PLC++                                9.50          11/15/2018           5,303,531
   1,870,000   BRITISH TELECOM PLC                                                 9.63          12/15/2030           2,373,434
   2,945,000   CENOVUS ENERGY INCORPORATED++                                       5.70          10/15/2019           3,106,904
   4,035,000   ENEL FINANCE INTERNATIONAL SA++                                     6.00          10/07/2039           3,909,992
   3,325,000   FRANCE TELECOM SA                                                   7.75          03/01/2011           3,547,702
   3,020,000   HSBC HOLDINGS PLC                                                   6.80          06/01/2038           3,221,884
   3,055,000   HUSKY ENERGY INCORPORATED                                           5.90          06/15/2014           3,350,101
   4,922,000   HUSKY ENERGY INCORPORATED                                           7.25          12/15/2019           5,739,815
  13,065,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                           4.63          09/11/2015          13,437,849
   6,335,000   KOREA DEVELOPMENT BANK<<                                            4.38          08/10/2015           6,421,131
   8,610,000   NIBC BANK NV++                                                      2.80          12/02/2014           8,609,793
   3,760,000   NIBC BANK NV++                                                      4.88          11/19/2019           3,711,688
   4,730,000   NORDEA BANK AB++                                                    2.50          11/13/2012           4,771,056
   5,790,000   NORDEA BANK AB++                                                    3.70          11/13/2014           5,851,270
   5,910,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                             7.88          03/15/2019           6,806,257
   4,630,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++              4.50          09/30/2012           4,825,201
   6,000,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++              5.50          09/30/2014           6,330,000
   4,525,000   RIO TINTO FINANCE USA LIMITED                                       5.88          07/15/2013           4,976,405
   4,235,000   RIO TINTO FINANCE USA LIMITED                                       9.00          05/01/2019           5,488,132
   1,195,000   ROGERS CABLE INCORPORATED                                           5.50          03/15/2014           1,297,128
   8,892,000   ROGERS WIRELESS INCORPORATED                                        6.38          03/01/2014           9,966,465
   4,140,000   SHELL INTERNATIONAL FINANCE                                         4.00          03/21/2014           4,378,882
   4,220,000   SUNCOR ENERGY INCORPORATED                                          6.50          06/15/2038           4,475,221
   3,735,000   TELEFONICA EMISIONES SAU                                            5.98          06/20/2011           3,943,491
   2,880,000   THOMSON REUTERS CORPORATION                                         5.95          07/15/2013           3,208,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS (continued)
$  6,765,000   TOTAL CAPITAL SA                                                    3.13%         10/02/2015    $      6,772,462
   4,510,000   WESTFIELD GROUP++                                                   5.40          10/01/2012           4,815,106
TOTAL FOREIGN CORPORATE BONDS (COST $174,700,942)                                                                   180,419,697
                                                                                                               ----------------
FOREIGN GOVERNMENT BONDS: 2.67%
   5,080,000   COMMONWEALTH BANK OF AUSTRALIA++                                    3.75          10/15/2014           5,145,898
   5,100,000   COMMONWEALTH BANK OF AUSTRALIA++                                    5.00          10/15/2019           5,121,762
   3,970,000   EXPORT-IMPORT BANK OF KOREA                                         5.50          10/17/2012           4,258,214
   5,850,000   EXPORT-IMPORT BANK OF KOREA                                         5.88          01/14/2015           6,305,218
   1,750,000   FEDERAL REPUBLIC OF BRAZIL                                          5.63          01/07/2041           1,631,875
   9,795,000   PROVINCE OF ONTARIO CANADA                                          4.10          06/16/2014          10,411,115
   6,285,000   REPUBLIC OF HUNGARY                                                 6.25          01/29/2020           6,427,468
   6,215,000   REPUBLIC OF KOREA                                                   7.13          04/16/2019           7,275,148
  11,435,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                       2.88          09/22/2014          11,611,934
   2,110,000   STATE OF QATAR++                                                    4.00          01/20/2015           2,131,100
   3,340,000   STATE OF QATAR++                                                    5.25          01/20/2020           3,390,100
   4,275,000   STATE OF QATAR++                                                    6.40          01/20/2040           4,307,063
  11,350,000   SWEDISH EXPORT CREDIT                                               3.25          09/16/2014          11,618,166
TOTAL FOREIGN GOVERNMENT BONDS (COST $77,409,751)                                                                    79,635,061
                                                                                                               ----------------
MUNICIPAL BONDS & NOTES: 0.50%
CALIFORNIA: 0.29%
   4,720,000   CALIFORNIA STATE BUILD AMERICA BONDS (PROPERTY TAX REVENUE)         7.30          10/01/2039           4,511,565
   3,975,000   LOS ANGELES CA USD BUILD AMERICA BONDS (PROPERTY TAX REVENUE)       6.76          07/01/2034           4,147,793
                                                                                                                      8,659,358
                                                                                                               ----------------
NEVADA: 0.13%
   3,950,000   CLARK COUNTY NV (PORT, AIRPORT & MARINA REVENUE)                    6.82          07/01/2045           4,051,436
                                                                                                               ----------------
TEXAS: 0.08%
   2,143,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)         6.72          01/01/2049           2,313,218
                                                                                                               ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $14,883,893)                                                                     15,024,012
                                                                                                               ----------------
US TREASURY SECURITIES: 16.76%
US TREASURY BONDS: 3.44%
   1,434,000   US TREASURY BOND                                                    8.88          02/15/2019           2,034,040
   2,950,000   US TREASURY BOND                                                    7.13          02/15/2023           3,864,960
  10,724,000   US TREASURY BOND<<                                                  6.25          05/15/2030          13,403,327
  24,472,000   US TREASURY BOND<<                                                  5.38          02/15/2031          27,680,132
     351,000   US TREASURY BOND                                                    3.50          02/15/2039             292,866
  10,085,000   US TREASURY BOND<<                                                  4.25          05/15/2039           9,631,175
  14,980,000   US TREASURY BOND<<                                                  4.50          08/15/2039          14,912,126
  31,540,000   US TREASURY BOND<<                                                  4.38          11/15/2039          30,741,660
                                                                                                                    102,560,286
                                                                                                               ----------------
US TREASURY NOTES: 13.32%
     281,000   US TREASURY NOTE                                                    0.88          05/31/2011             282,646
  22,482,000   US TREASURY NOTE                                                    1.00          12/31/2011          22,594,410
   8,674,000   US TREASURY NOTE<<                                                  0.88          01/31/2012           8,691,955
   1,138,000   US TREASURY NOTE<<                                                  1.38          10/15/2012           1,144,846
   3,914,000   US TREASURY NOTE                                                    1.13          12/15/2012           3,902,685
  30,628,000   US TREASURY NOTE<<                                                  1.38          01/15/2013          30,711,737
  37,163,000   US TREASURY NOTE<<                                                  1.38          02/15/2013          37,221,049
     764,000   US TREASURY NOTE                                                    2.25          05/31/2014             773,550
   1,160,000   US TREASURY NOTE                                                    2.13          11/30/2014           1,158,188

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
US TREASURY NOTES (continued)
$ 30,971,000   US TREASURY NOTE<<                                                  2.63%         12/31/2014    $     31,568,647
  62,504,000   US TREASURY NOTE<<                                                  2.25          01/31/2015          62,523,501
  32,263,000   US TREASURY NOTE                                                    2.38          02/28/2015          32,408,345
   1,872,000   US TREASURY NOTE                                                    2.75          11/30/2016           1,846,406
  26,035,000   US TREASURY NOTE<<                                                  2.75          02/15/2019          24,560,352
  29,445,000   US TREASURY NOTE<<                                                  3.13          05/15/2019          28,517,954
  20,815,000   US TREASURY NOTE<<                                                  3.63          08/15/2019          20,919,075
  59,465,000   US TREASURY NOTE<<                                                  3.38          11/15/2019          58,429,001
  30,012,000   US TREASURY NOTE<<                                                  3.63          02/15/2020          30,091,712
                                                                                                                    397,346,059
                                                                                                               ----------------
TOTAL US TREASURY SECURITIES (COST $499,364,488)                                                                    499,906,345
                                                                                                               ----------------

   SHARES                                                                          YIELD
------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 11.18%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.57%
  17,116,184   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                            0.11%                             17,116,184
                                                                                                               ----------------

PRINCIPAL                                                                      INTEREST RATE
------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.61%
     427,905   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25%         03/02/2010             427,896
   1,711,618   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.25          03/03/2010           1,711,618
   1,283,714   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/04/2010           1,283,667
   1,069,762   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                     0.26          03/05/2010           1,069,715
   2,032,547   ANGLO IRISH BANK CORPORATION++                                      0.25          03/03/2010           2,032,490
     235,348   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          03/05/2010             235,340
   2,139,523   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          03/08/2010           2,139,416
   1,283,714   ASB BANK++                                                          0.17          03/08/2010           1,283,659
   3,637,189   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.20          03/03/2010           3,637,108
   2,567,428   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.22          03/15/2010           2,567,177
   6,204,617   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN
                  ISLANDS)                                                         0.10          03/01/2010           6,204,617
  22,251,039   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $22,251,262)          0.12          03/01/2010          22,251,039
   2,139,523   BANK OF IRELAND                                                     0.50          03/02/2010           2,139,523
   6,418,569   BARTON CAPITAL CORPORATION++(p)                                     0.17          03/02/2010           6,418,478
     213,952   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/03/2010             213,945
     213,952   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/04/2010             213,943
     599,066   BEETHOVEN FUNDING CORPORATION++(p)                                  0.30          03/05/2010             599,036
     427,905   BELMONT FUNDING LLC++(p)                                            0.35          03/03/2010             427,888
  22,251,039   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $22,251,262)                                     0.12          03/01/2010          22,251,039
   6,739,497   BPCE SA++                                                           0.20          03/12/2010           6,739,011
   6,497,731   BTM CAPITAL CORPORATION++                                           0.20          03/04/2010           6,497,551
     235,348   CALCASIEU PARISH LA+/-ss                                            0.31          12/01/2027             235,348
   5,134,855   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.14          11/01/2026           5,134,855
     684,647   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.26          06/01/2028             684,647
   5,883,688   CALYON (NEW YORK)                                                   0.25          03/18/2010           5,883,905
   5,562,760   CANCARA ASSET SECURITIZATION LIMITED++(p)                           0.20          03/12/2010           5,562,358
     567,508   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.23          10/01/2038             567,508
   1,069,762   COOK COUNTY IL+/-ss                                                 0.23          11/01/2030           1,069,762
   5,990,664   DANSKE BANK A/S COPENHAGEN                                          0.20          03/02/2010           5,990,664
   3,637,189   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.31          12/15/2037           3,637,189
   1,882,780   DEXIA BANK (GRAND CAYMAN)                                           0.22          03/05/2010           1,882,780
   2,353,475   DEXIA DELAWARE LLC                                                  0.22          03/01/2010           2,353,447
   2,353,475   DEXIA DELAWARE LLC                                                  0.22          03/04/2010           2,353,403
   5,669,736   ENI COORDINATION CENTER SA++                                        0.18          03/03/2010           5,669,623
   2,353,475   FORTIS BANK NV SA                                                   0.18          03/01/2010           2,353,475

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    962,785   FORTIS BANK NV SA                                                   0.18%         03/03/2010    $        962,785
   1,765,106   FORTIS BANK NV SA                                                   0.18          03/04/2010           1,765,106
   1,711,618   GDF SUEZ++                                                          0.17          03/01/2010           1,711,602
   2,139,523   GDF SUEZ++                                                          0.17          03/02/2010           2,139,493
   1,069,762   GDF SUEZ++                                                          0.18          03/16/2010           1,069,671
   1,497,666   GDF SUEZ++                                                          0.18          03/17/2010           1,497,531
  15,226,985   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $15,227,137)          0.12          03/01/2010          15,226,985
   6,846,474   GOTHAM FUNDING CORPORATION++(p)                                     0.17          03/01/2010           6,846,409
   4,279,046   GRAMPIAN FUNDING LLC++(p)                                           0.23          03/12/2010           4,278,691
   4,701,544   GRYPHON FUNDING LIMITED(a)(i)                                       0.00          08/05/2010           1,923,872
   2,995,332   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          05/01/2023           2,995,332
   2,171,616   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.13          07/01/2034           2,171,616
   3,517,376   HAMILTON COUNTY OH HOSPITALS+/-ss                                   0.16          05/15/2037           3,517,376
     353,021   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.23          11/01/2042             353,021
   1,733,014   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.19          05/15/2034           1,733,014
     611,904   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.22          07/01/2029             611,904
     427,905   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.23          01/01/2018             427,905
     641,857   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.23          04/15/2025             641,857
   6,846,474   KOCH RESOURCES LLC++                                                0.17          03/02/2010           6,846,377
   6,846,474   LLOYDS TSB BANK PLC                                                 0.17          03/04/2010           6,846,474
     706,043   LMA AMERICAS LLC++(p)                                               0.17          03/05/2010             706,023
   5,306,017   MASSACHUSETTS HEFA+/-ss                                             0.19          10/01/2034           5,306,017
   6,846,474   METLIFE SHORT TERM FUND++(p)                                        0.19          03/12/2010           6,846,004
     587,299   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.16          02/01/2036             587,299
  21,395,230   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $21,395,373)          0.08          03/01/2010          21,395,230
     556,276   NATIONWIDE BUILDING SOCIETY++                                       0.18          03/15/2010             556,231
   6,846,474   NATIXIS                                                             0.21          03/18/2010           6,846,492
     427,905   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.23          01/01/2018             427,905
   4,706,951   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.17          07/01/2034           4,706,951
   4,279,046   NEWPORT BEACH CA REVENUE+/-ss                                       0.19          12/01/2040           4,279,046
     117,674   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/05/2010             117,670
     427,905   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20          03/16/2010             427,864
     961,716   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.22          01/01/2034             961,716
   1,069,762   REGENCY MARKETS #1 LLC++(p)                                         0.16          03/05/2010           1,069,733
   5,348,808   REGENCY MARKETS #1 LLC++(p)                                         0.18          03/17/2010           5,348,326
   6,846,474   RHEIN-MAIN SECURITIZATION LIMITED++(p)                              0.18          03/05/2010           6,846,268
   2,888,356   RHEINGOLD SECURITISATION LIMITED++(p)                               0.20          03/10/2010           2,888,180
   5,990,664   ROYAL BANK OF SCOTLAND                                              0.20          03/18/2010           5,990,664
   5,990,664   SANPAOLO IMI BANK (NEW YORK)                                        0.17          03/01/2010           5,990,668
     213,952   SOCIETE GENERALE NORTH AMERICA                                      0.17          03/04/2010             213,947
   4,279,046   SOCIETE GENERALE NORTH AMERICA                                      0.19          03/18/2010           4,278,617
   3,637,189   SURREY FUNDING CORPORATION++(p)                                     0.18          03/19/2010           3,636,825
   2,781,380   TASMAN FUNDING INCORPORATED++(p)                                    0.20          03/15/2010           2,781,133
   1,412,085   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.14          07/01/2032           1,412,085
   3,423,237   UBS AG (STAMFORD CT)                                                0.15          03/09/2010           3,423,207
   6,846,474   UNICREDITO ITALIANO (NEW YORK)                                      0.22          03/10/2010           6,846,474
     641,857   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.21          12/15/2040             641,857
  14,543,841   VFNC CORPORATION+++/-(a)(i)                                         0.23          09/30/2010           7,562,797
   6,846,474   WINDMILL FUNDING CORPORATION++(p)                                   0.17          03/03/2010           6,846,349
                                                                                                                    316,231,719
                                                                                                               ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $331,816,778)                                                         333,347,903
                                                                                                               ----------------

   SHARES                                                                          YIELD
------------                                                                   -------------
SHORT-TERM INVESTMENTS: 4.35%
MUTUAL FUNDS 4.35%
 129,807,070   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++(u)                   0.08%                            129,807,070
                                                                                                               ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $129,807,070)                                                                    129,807,070
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $3,785,572,167)*                                                129.34%                                  $  3,857,017,417
OTHER ASSETS AND LIABILITIES, NET                                     (29.34)                                      (875,030,219)
                                                                      ------                                   ----------------
TOTAL NET ASSETS                                                      100.00%                                  $  2,981,987,198
                                                                      ------                                   ----------------
SCHEDULE OF SECURITIES SOLD SHORT: (0.02%)

  PRINCIPAL    SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
------------   -------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (0.02%)
    (500,000)  FNMA%%                                                              5.50          04/25/2039    $       (525,156)
                                                                                                               ----------------
TOTAL SHORT SALES (PROCEEDS RECEIVED $(525,313))                                                                       (525,156)
                                                                                                               ----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $8,226,848.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $129,807,070.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,796,778,290 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 76,957,514
GROSS UNREALIZED DEPRECIATION    (16,718,387)
                                ------------
NET UNREALIZED APPRECIATION     $ 60,239,127

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the three months ended February 28, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

SHORT SALES

A Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

INFLATION-INDEXED BONDS AND TIPS

Certain Funds may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

CREDIT DEFAULT SWAPS

Certain Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 28, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                     DEFAULTED/IMPAIRED/RESTRUCTURED   % OF NET
                                              SIVS ($VALUE)             ASSETS
                                     -------------------------------   --------
Inflation Protected Bond Portfolio              $1,513,090               1.06
Managed Fixed Income Portfolio                     736,689               0.17
Stable Income Portfolio                            705,636               0.28
Total Return Bond Portfolio                      9,486,669               0.32

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of February 28, 2010, in valuing the Funds' investments in securities:

                                                                      SIGNIFICANT OTHER       SIGNIFICANT
                                                       QUOTED PRICE   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INVESTMENTS IN SECURITIES                                (LEVEL 1)        (LEVEL 2)            (LEVEL 3)             TOTAL
-------------------------                              ------------   -----------------   -------------------   --------------
INFLATION PROTECTED BOND PORTFOLIO
CORPORATE DEBT SECURITIES                              $          0     $    6,525,525        $ 1,513,090       $    8,038,615
DEBT SECURITIES ISSUED BY U.S. TREASURY AND U.S.
   GOVERNMENT AGENCIES                                            0        141,148,893                  0          141,148,893
DEBT SECURITIES ISSUED BY STATES IN THE U.S. AND ITS
   POLITICAL SUBDIVISIONS                                         0          1,497,153                  0            1,497,153
SHORT-TERM INVESTMENTS                                    2,418,616          2,884,638                  0            5,303,254
TOTAL                                                  $  2,418,616     $  152,056,209        $ 1,513,090       $  155,987,915

MANAGED FIXED INCOME PORTFOLIO
ASSET-BACKED SECURITIES                                $          0     $   30,215,355        $ 2,322,740       $   32,538,095
COLLATERALIZED MORTGAGE OBLIGATIONS                               0         86,028,644          2,128,768           88,157,412
CORPORATE DEBT SECURITIES                                         0        152,078,919            736,689          152,815,608
DEBT SECURITIES ISSUED BY FOREIGN GOVERNMENTS                     0          3,307,112                  0            3,307,112
DEBT SECURITIES ISSUED BY U.S. TREASURY AND U.S.
   GOVERNMENT AGENCIES                                            0         98,080,383         10,611,048          108,691,431
DEBT SECURITIES ISSUED BY STATES IN THE U.S. AND ITS
   POLITICAL SUBDIVISIONS                                         0         55,728,856          3,095,524           58,536,182
LOANS                                                             0                  0          3,095,524            3,095,524
SHORT-TERM INVESTMENTS                                   19,420,228          8,898,628                  0           28,318,856
TOTAL                                                  $ 19,420,228     $  434,337,897        $21,702,095       $  475,460,220

STABLE INCOME PORTFOLIO
ASSET-BACKED SECURITIES                                $          0     $   45,849,763        $11,882,883       $   57,732,646
COLLATERALIZED MORTGAGE OBLIGATIONS                               0         74,444,285          2,095,019           76,539,304
CORPORATE DEBT SECURITIES                                         0         24,025,807            705,636           24,731,443
DEBT SECURITIES ISSUED BY U.S. TREASURY AND U.S.
   GOVERNMENT AGENCIES                                            0         65,661,776                  0           65,661,776
DEBT SECURITIES ISSUED BY STATES IN THE U.S. AND ITS
   POLITICAL SUBDIVISIONS                                         0         11,389,454          1,768,618           13,158,072
SHORT-TERM INVESTMENTS                                   16,397,984            166,784                  0           16,564,768
TOTAL                                                  $ 16,397,984     $  221,537,869        $16,452,156       $  254,388,009

TOTAL RETURN BOND PORTFOLIO
ASSET-BACKED SECURITIES                                $          0     $  186,042,051        $         0       $  186,042,051
COLLATERALIZED MORTGAGE OBLIGATIONS                               0        717,292,189                  0          717,292,189
CORPORATE DEBT SECURITIES                                         0        822,889,189          9,486,669          832,375,858
DEBT SECURITIES ISSUED BY FOREIGN GOVERNMENTS                     0         79,635,061                  0           79,635,061
DEBT SECURITIES ISSUED BY U.S. TREASURY AND U.S.
   GOVERNMENT AGENCIES                                            0      1,756,496,489                  0        1,756,496,489
DEBT SECURITIES ISSUED BY STATES IN THE U.S. AND ITS
   POLITICAL SUBDIVISIONS                                         0         57,128,222                  0           57,128,222
SHORT-TERM INVESTMENTS                                  146,923,254         81,124,293                  0          228,047,547
TOTAL                                                  $146,923,254     $3,700,607,494        $ 9,486,669       $3,857,017,417

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Funds' investments in securities:

                                              SIGNIFICANT OTHER       SIGNIFICANT
                               QUOTED PRICE   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
Total Return Bond Fund            LEVEL 1          LEVEL 2              LEVEL 3            TOTAL
----------------------         ------------   -----------------   -------------------   ----------
Other financial instruments*        $0            $(80,077)               $0           $(80,077)

*    Other financial instruments include swap contracts

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                               INFLATION-PROTECTED     MANAGED FIXED    STABLE INCOME   TOTAL RETURN BOND
                                                  BOND PORTFOLIO     INCOME PORTFOLIO     PORTFOLIO         PORTFOLIO
                                               -------------------   ----------------   -------------   -----------------
ASSET-BACKED SECURITIES
   BALANCE AS OF MAY 31, 2009                      $         0         $ 4,045,090       $16,236,619      $          0
      Realized gain (loss)                                   0                   0                 0                 0
      Change in unrealized appreciation
         (depreciation)                                      0             191,900        (1,076,795)                0
      Net purchases (sales)                                  0          (1,914,250)       (3,276,941)                0
      Net transfer in (out) of Level 3                       0                   0                 0                 0
   BALANCE AS OF FEBRUARY 28, 2010                 $         0         $ 2,322,740       $11,882,883      $          0
COLLATERALIZED MORTGAGE OBLIGATIONS
   BALANCE AS OF MAY 31, 2009                      $         0         $   687,039       $   658,055      $  3,327,710
      Realized gain (loss)                                   0                   0                 0                 0
      Change in unrealized appreciation
         (depreciation)                                      0                   0            88,175                 0
      Net purchases (sales)                                  0                   0          (171,760)       (3,327,710)
      Net transfer in (out) of Level 3                       0           1,441,729         1,520,549                 0
   BALANCE AS OF FEBRUARY 28, 2010                 $         0         $ 2,128,768       $ 2,095,019      $          0
CORPORATE DEBT SECURITIES:
   BALANCE AS OF MAY 31, 2009                      $ 1,296,489         $ 2,734,268       $   604,622      $  8,128,651
      Realized gain (loss)                          (1,169,215)         (1,781,671)       (1,215,411)       (8,857,867)
      Change in unrealized appreciation
         (depreciation)                                317,505             154,585           148,069         1,990,668
      Net purchases (sales)                          1,068,311           (370,493)         1,168,356         8,225,217
      Net transfer in (out) of Level 3                       0                   0                 0                 0
   BALANCE AS OF FEBRUARY 28, 2010                 $ 1,513,090         $   736,689       $   705,636      $  9,486,669
DEBT SECURITIES ISSUED BY STATES IN THE U.S.
   AND ITS POLITICAL SUBDIVISIONS
   BALANCE AS OF MAY 31, 2009                      $         0         $ 6,200,925       $ 1,924,153      $          0
      Realized gain (loss)                                   0                   0                 0                 0
      Change in unrealized appreciation
         (depreciation)                                      0          (3,393,599)                0                 0
      Net purchases (sales)                                  0                   0          (155,535)                0
      Net transfer in (out) of Level 3                       0                   0                 0                 0
   BALANCE AS OF FEBRUARY 28, 2010                 $         0         $ 2,807,326       $ 1,768,618      $          0
DEBT SECURITIES ISSUED BY U.S. TREASURY AND
   U.S. GOVERNMENT AGENCIES
   BALANCE AS OF MAY 31, 2009                      $         0         $ 3,087,300       $         0      $ 12,824,684
      Realized gain (loss)                                   0                   0                 0                 0
      Change in unrealized appreciation
         (depreciation)                                      0                   0                 0                 0
      Net purchases (sales)                                  0           7,523,748                 0       (12,824,684)
      Net transfer in (out) of Level 3                       0                   0                 0                 0
   BALANCE AS OF FEBRUARY 28, 2010                 $         0         $10,611,048       $         0      $          0
LOANS
   BALANCE AS OF MAY 31,2009                       $         0         $         0       $         0      $          0
   Realized gain (loss)                                      0                   0                 0                 0
   Change in unrealized appreciation                         0                   0                 0                 0
   Net purchases (sales)                                     0           3,095,524                 0                 0
   Net transfer in (out) of Level 3                          0                   0                 0                 0
   ALANCE AS OF FEBRUARY 28, 2010                            0           3,095,524                 0                 0
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period
Asset backed securities                            $         0         $   191,900       $(1,076,795)     $          0
Collateralized mortgage obligations                          0                   0            88,175                 0
Corporate debt securitites                                   0             154,585           148,069         1,990,668
Debt securities issued by states in the U.S.
   and its political subdivisions                            0          (3,393,599)                0                 0

DERIVATIVE TRANSACTIONS

Total Return Bond Portfolio Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund's total return. At February 28, 2010, Total Return Bond Portfolio Fund had the following credit default swap contracts outstanding:

Total Return Bond Portfolio Fund had an average notional balance on credit default swaps of $31,000,000 during the nine months ended February 28, 2010.

                                                                     Fixed
                                           Rating of               Payments  Frequency
                                           Reference                Made by     of                      Upfront
                          Reference Debt      Debt      Notional      the    Payments     Market        Premium       Unrealized
Expiration  Counterparty    Obligation    Obligation*    Amount      Fund      Made        Value    Paid/(Received)  Gain/(Loss)
----------  ------------  --------------  -----------  ----------  --------  ---------  ----------  ---------------  -----------
 3/20/2014  Bank of       McDonald's
            America       Corporation,
                          4.125%,
                          06/01/2013**         A3      $2,500,000    0.60%   Quarterly  $   26,737           0         (26,737)
 3/20/2014  Barclays      YUM! Brands
            Capital       Incorporated,
                          6.25%,
                          03/15/2018**        Baa3      2,500,000    1.08%   Quarterly  $   41,965           0         (41,965)
 9/20/2014  Barclays      CenturyTel
            Capital       Incorporated,
                          6.00%
                          04/01/2017          Baa3      5,000,000    1.00%   Quarterly  $ (24,299)       7,958        $(32,257)

CREDIT DEFAULT SWAPS ON DEBT OBLIGATIONS - SELL PROTECTION

                                                                     Fixed
                                           Rating of               Payments  Frequency
                                           Reference               Received     of                      Upfront
                          Reference Debt      Debt      Notional    by the   Payments     Market        Premium       Unrealized
Expiration  Counterparty    Obligation    Obligation     Amount      Fund    Received     Value     Paid/(Received)  Gain/(Loss)
----------  ------------  --------------  -----------  ----------  --------  ---------  ----------  ---------------  -----------
 3/20/2014  Barclays      Wal-Mart
            Capital       Stores
                          Incorporated,
                          5.875%,
                          04/05/2027**        Aa2       5,000,000    0.98%   Quarterly    115,616            0         115,616
 9/20/2014  Barclays      Embarq
            Capital       Corporation,
                          7.082%,
                          06/01/2016**        Baa3      5,000,000    1.00%   Quarterly      7,266   $    8,679        $ (1,413)
 3/20/2015  Credit        FirstEnergy
            Suisse        Corporation
                          7.375%,
                          11/15/2031          Baa3      5,000,000    1.00%   Quarterly  (240,477)   ($110,080)        (94,397)
 3/20/2015  Credit        FirstEnergy
            Suisse        Corporation
                          7.375%,
                          11/15/2031          Baa3      5,000,000    1.00%   Quarterly   (19,427)    ($20,503)       $  1,076

* Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

**   The Fund entered into the swap contract to gain and hedge credit exposures.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 23, 2010


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Kasey L. Phillips, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 23, 2010


/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer
Wells Fargo Master Trust

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: April 23, 2010